The Income Fund of America®
Investment portfolio
April 30, 2019
unaudited
Common stocks 67.11% Financials 8.74%	Shares	Value (000)
JPMorgan Chase & Co.	16,965,539	$ 1,968,851
CME Group Inc., Class A	9,740,400	1,742,558
Blackstone Group LP	17,943,629	708,056
Wells Fargo & Co.	11,530,053	558,170
B3 SA - Brasil, Bolsa, Balcao	63,238,000	555,596
KeyCorp	30,699,000	538,767
DBS Group Holdings Ltd.	20,573,000	427,312
SunTrust Banks, Inc.	5,875,000	384,695
T. Rowe Price Group, Inc.	3,000,000	322,500
Apollo Global Management, LLC, Class A	9,807,700	320,614
Hang Seng Bank Ltd.	9,943,000	261,098
BNP Paribas SA	4,400,000	234,168
BlackRock, Inc.	438,600	212,826
BB Seguridade Participações SA	29,160,000	210,161
HSBC Holdings PLC (GBP denominated)	20,679,777	179,893
Banco Santander, SA	33,000,000	166,983
Toronto-Dominion Bank (CAD denominated)	2,471,000	140,952
Ares Management Corp., Class A	4,848,000	118,534
PNC Financial Services Group, Inc.	800,000	109,544
National Australia Bank Ltd.	5,811,000	103,845
KBC Groep NV	1,170,000	86,636
AXA SA	2,635,000	70,176
Svenska Handelsbanken AB, Class A	5,236,729	57,153
The Bank of N.T. Butterfield & Son Ltd.	800,000	32,016
Sberbank of Russia PJSC (ADR)	1,800,000	25,731
First Hawaiian, Inc.	585,000	16,175
Macquarie Group Ltd.	82,000	7,786
Sabre Insurance Group PLC	1,000,000	3,469
		9,564,265
Information technology 8.36%
Microsoft Corp.	23,235,154	3,034,511
Broadcom Inc.	4,435,112	1,412,140
Taiwan Semiconductor Manufacturing Co., Ltd.	150,343,000	1,260,116
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,996,470	87,485
Intel Corp.	23,493,100	1,199,088
QUALCOMM Inc.	10,713,000	922,711
Texas Instruments Inc.	5,150,000	606,824
Paychex, Inc.	3,540,000	298,457
Cisco Systems, Inc.	2,163,000	121,020
Vanguard International Semiconductor Corp.	50,830,886	112,680
Samsung Electronics Co., Ltd., nonvoting preferred shares	2,015,000	64,168
Atea ASA	2,135,279	30,492
Corporate Risk Holdings I, Inc.[1,2,3]	2,205,215	259
Corporate Risk Holdings Corp.[1,2,3,4]	11,149	— [5]
		9,149,951
The Income Fund of America — Page 1 of 45

unaudited
Common stocks (continued) Health care 7.97%	Shares	Value (000)
Merck & Co., Inc.	35,290,852	$ 2,777,743
Pfizer Inc.	38,967,181	1,582,457
AstraZeneca PLC	20,081,200	1,499,404
GlaxoSmithKline PLC	60,781,000	1,247,052
Gilead Sciences, Inc.	7,558,000	491,572
Bristol-Myers Squibb Co.	8,500,000	394,655
Novartis AG	4,397,000	359,070
Takeda Pharmaceutical Co. Ltd.[1]	5,803,000	214,913
Sanofi	1,496,000	130,022
Advanz Pharma Corp.[3,4]	961,943	17,197
Advanz Pharma Corp.[3]	223,343	3,992
Rotech Healthcare Inc.[1,2,3,4,6]	543,172	3,259
		8,721,336
Consumer staples 6.60%
Altria Group, Inc.	24,922,313	1,354,029
Coca-Cola Co.	19,390,700	951,308
Philip Morris International Inc.	10,144,200	878,082
Procter & Gamble Co.	8,000,000	851,840
Unilever PLC	11,630,000	706,334
Unilever PLC (ADR)	1,300,000	79,040
British American Tobacco PLC	15,445,000	602,194
Kellogg Co.	8,515,000	513,455
Nestlé SA	4,237,617	407,771
Anheuser-Busch InBev SA/NV	3,776,729	335,744
General Mills, Inc.	5,000,000	257,350
Walgreens Boots Alliance, Inc.	2,195,000	117,586
Conagra Brands, Inc.	2,200,000	67,716
Costco Wholesale Corp.	268,000	65,802
Keurig Dr Pepper Inc.	1,000,000	29,070
		7,217,321
Industrials 6.53%
Lockheed Martin Corp.	5,269,400	1,756,449
United Parcel Service, Inc., Class B	8,367,126	888,756
Emerson Electric Co.	9,000,000	638,910
BAE Systems PLC	96,261,776	620,095
Edenred SA6	12,231,900	576,348
Boeing Co.	1,210,000	457,005
Hubbell Inc.[6]	3,430,000	437,668
Norfolk Southern Corp.	1,600,000	326,432
Illinois Tool Works Inc.	2,030,000	315,929
International Consolidated Airlines Group, SA (CDI)	39,520,000	278,490
KONE OYJ, Class B	4,195,000	229,892
ACS, Actividades de Construcción y Servicios, SA	3,887,371	178,458
Sandvik AB	7,408,000	137,011
PACCAR Inc.	1,535,000	110,014
Watsco, Inc.	565,000	89,536
Vinci SA	885,604	89,416
Coor Service Management Holding AB3	1,150,000	9,941
Fjord1 ASA	1,150,000	5,598
NCI Building Systems, Inc.[1,3,4,7]	7,713	42
		7,145,990
The Income Fund of America — Page 2 of 45

unaudited
Common stocks (continued) Real estate 6.04%	Shares	Value (000)
Crown Castle International Corp. REIT	11,253,000	$ 1,415,402
Digital Realty Trust, Inc. REIT	9,982,000	1,174,981
Simon Property Group, Inc. REIT	4,623,500	803,102
Iron Mountain Inc. REIT[6]	16,245,000	527,638
Public Storage REIT	2,144,500	474,321
Gaming and Leisure Properties, Inc. REIT[6]	11,378,000	459,444
Prologis, Inc. REIT	5,105,000	391,400
Weyerhaeuser Co. REIT[3]	9,690,902	259,716
Link Real Estate Investment Trust REIT	19,651,812	229,214
American Tower Corp. REIT	1,007,173	196,701
Lamar Advertising Co. REIT, Class A	2,353,322	194,549
Camden Property Trust REIT	1,855,785	186,785
Vornado Realty Trust REIT, Shares of Beneficial Interest	1,795,000	124,106
Brookfield Property Partners LP	5,778,629	120,600
Redwood Trust, Inc. REIT	3,321,159	54,334
		6,612,293
Energy 5.90%
Chevron Corp.	9,868,500	1,184,812
Occidental Petroleum Corp.	17,886,000	1,053,128
Enbridge Inc.	23,589,090	871,381
Enbridge Inc. (CAD denominated)	3,761,655	138,960
Royal Dutch Shell PLC, Class B (ADR)	8,840,000	573,628
Royal Dutch Shell PLC, Class B	10,734,147	344,964
Royal Dutch Shell PLC, Class A (ADR)	1,215	77
BP PLC	107,255,000	781,820
Helmerich & Payne, Inc.	5,360,000	313,667
Williams Companies, Inc.	9,585,000	271,543
CNOOC Ltd.	123,266,000	222,811
Coal India Ltd.	38,000,000	137,760
ConocoPhillips	1,990,000	125,609
Keyera Corp.	5,190,000	119,939
Exxon Mobil Corp.	1,485,000	119,216
Baker Hughes, a GE Co., Class A	4,500,000	108,090
Viper Energy Partners LP	1,245,300	41,867
Ascent Resources - Utica, LLC, Class A1,2,3,4,6	110,214,618	24,247
Tribune Resources, Inc.[1,3]	3,935,815	11,020
China Petroleum & Chemical Corp., Class H	5,132,000	3,945
White Star Petroleum Corp., Class A1,2,3,4,6	6,511,401	2,279
		6,450,763
Consumer discretionary 5.41%
General Motors Co.	32,237,712	1,255,659
Las Vegas Sands Corp.	13,959,650	935,995
Target Corp.	9,950,000	770,329
Carnival Corp., units	12,305,000	675,052
Home Depot, Inc.	3,117,500	635,035
Sands China Ltd.	82,673,800	454,217
McDonald’s Corp.	1,670,000	329,942
Darden Restaurants, Inc.	1,625,000	191,100
Nokian Renkaat Oyj	5,088,192	170,180
Compass Group PLC	5,993,692	136,229
Kingfisher PLC	38,400,000	132,244
Domino’s Pizza Group PLC[6]	30,671,123	106,987
Kindred Group PLC (SDR)	8,440,535	73,588
The Income Fund of America — Page 3 of 45

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Dustin Group AB	4,201,291	$ 37,646
Nien Made Enterprise Co., Ltd.	1,450,000	11,356
		5,915,559
Materials 4.70%
LyondellBasell Industries NV	8,825,000	778,630
DowDuPont Inc.	19,128,170	735,478
WestRock Co.[6]	16,074,832	616,952
BHP Group PLC	25,000,000	589,864
Rio Tinto PLC	6,902,000	401,859
Dow Inc.	6,995,723	396,867
Air Products and Chemicals, Inc.	1,754,971	361,155
BASF SE	4,000,000	325,219
Boral Ltd.[6]	76,201,575	260,534
CF Industries Holdings, Inc.	5,150,000	230,617
Akzo Nobel NV	2,508,444	212,980
Fortescue Metals Group Ltd.	32,000,000	161,293
Vale SA, ordinary nominative	5,418,360	69,231
Ardagh Group SA, Class A	450,000	6,246
		5,146,925
Utilities 3.90%
DTE Energy Co.	8,284,000	1,041,382
Public Service Enterprise Group Inc.	15,821,000	943,723
AES Corp.[6]	35,402,000	606,082
Duke Energy Corp.	3,999,999	364,480
Enel SpA	48,851,600	308,972
Brookfield Infrastructure Partners LP	7,180,000	297,340
NTPC Ltd.	132,306,417	254,992
Dominion Energy, Inc.	3,090,000	240,618
Guangdong Investment Ltd.	71,500,000	133,980
ContourGlobal PLC	26,652,500	75,766
Vistra Energy Corp.	104,735	2,854
		4,270,189
Communication services 2.96%
Verizon Communications Inc.	31,573,887	1,805,711
Interpublic Group of Companies, Inc.	15,793,000	363,239
SK Telecom Co., Ltd.	1,205,000	255,308
Advanced Info Service PCL, foreign registered	33,110,000	197,052
Shaw Communications Inc., Class B, nonvoting shares	8,268,629	167,446
WPP PLC	12,500,000	155,893
Axel Springer SE	2,142,000	121,325
HKBN Ltd.	49,072,000	87,825
TalkTalk Telecom Group PLC	45,499,473	73,690
Cumulus Media Inc., Class A3	408,293	7,398
Adelphia Recovery Trust, Series ACC-1[1,2,3]	9,913,675	5
		3,234,892
Total common stocks (cost: $54,759,808,000)		73,429,484
The Income Fund of America — Page 4 of 45

unaudited
Preferred securities 0.20% Financials 0.20%	Shares	Value (000)
Citigroup Inc. 9.12050% preferred	2,368,637	$ 64,119
Citigroup Inc., Series K, depositary shares	2,145,767	59,481
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	53,220
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,200,000	31,200
Wells Fargo & Co., Series Q, Class A, 5.85% noncumulative preferred depositary shares	555,913	14,620
Total preferred securities (cost: $208,791,000)		222,640
Rights & warrants 0.00% Energy 0.00%
Tribune Resources, Inc., Class A, warrants, expire 2023[1,2,3]	1,778,694	423
Tribune Resources, Inc., Class B, warrants, expire 2023[1,2,3]	1,383,428	243
Tribune Resources, Inc., Class C, warrants, expire 2023[1,2,3]	948,600	128
Ultra Petroleum Corp., warrants, expire 2025[3]	499,240	50
		844
Industrials 0.00%
Associated Materials, LLC, warrants, expire 2023[1,2,3]	328,867	— [5]
Total rights & warrants (cost: $388,000)		844
Convertible stocks 0.34% Health care 0.14%
Danaher Corp., Series A, 4.75% cumulative convertible preferred 2022	150,000	158,025
Utilities 0.10%
DTE Energy Co., units, 6.50% convertible preferred 2019	1,055,000	58,879
Dominion Energy, Inc., Series A units, 6.75% convertible preferred 2019	1,044,568	52,469
		111,348
Real estate 0.05%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	44,500	51,353
Consumer staples 0.03%
Bunge Ltd. 4.875% convertible preferred	322,700	31,947
Industrials 0.02%
Associated Materials, LLC, 14.00% convertible preferred 2020[1,2]	23,150	23,073
		23,073
Total convertible stocks (cost: $356,062,000)		375,746
Convertible bonds 0.01% Communication services 0.01%	Principal amount (000)
DISH DBS Corp., convertible notes, 3.375% 2026	$ 4,900	4,507
Gogo Inc., convertible notes, 6.00% 2022[7]	5,475	5,757
Total convertible bonds (cost: $10,824,000)		10,264
The Income Fund of America — Page 5 of 45

unaudited
Bonds, notes & other debt instruments 24.70% Corporate bonds & notes 10.89% Health care 1.68%	Principal amount (000)	Value (000)
Abbott Laboratories 2.90% 2021	$12,460	$12,518
Abbott Laboratories 3.40% 2023	5,504	5,634
Abbott Laboratories 3.75% 2026	4,853	5,051
Abbott Laboratories 4.90% 2046	2,725	3,124
AbbVie Inc. 2.30% 2021	14,335	14,196
AbbVie Inc. 2.90% 2022	5,000	4,986
AbbVie Inc. 4.30% 2036	1,003	965
AbbVie Inc. 4.45% 2046	8,863	8,242
Allergan PLC 3.00% 2020	7,065	7,069
Allergan PLC 3.45% 2022	21,443	21,563
Allergan PLC 3.80% 2025	8,935	9,026
Allergan PLC 4.55% 2035	6,750	6,652
Allergan PLC 4.75% 2045	13,403	13,128
Allergan, Inc. 5.00% 2021[7]	3,809	3,970
Amgen Inc. 1.85% 2021	2,720	2,671
Anthem, Inc. 4.101% 2028	4,000	4,104
AstraZeneca PLC 2.375% 2022	2,500	2,471
AstraZeneca PLC 3.50% 2023	10,076	10,335
AstraZeneca PLC 3.375% 2025	4,500	4,555
AstraZeneca PLC 4.00% 2029	3,810	3,987
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 6.249% 2026[8,9]	1,890	1,905
Bausch Health Companies Inc. 5.75% 2027[7]	1,310	1,368
Baxalta Inc. 4.00% 2025	1,908	1,976
Bayer AG 2.375% 2019[7]	4,810	4,795
Bayer US Finance II LLC 3.875% 2023[7]	24,410	24,636
Bayer US Finance II LLC 4.25% 2025[7]	26,406	26,791
Bayer US Finance II LLC 4.375% 2028[7]	8,550	8,588
Bayer US Finance II LLC 4.40% 2044[7]	13,090	11,696
Bayer US Finance II LLC 4.875% 2048[7]	978	949
Becton, Dickinson and Co. 2.675% 2019	3,136	3,130
Becton, Dickinson and Co. 2.894% 2022	7,900	7,883
Becton, Dickinson and Co. 3.363% 2024	5,835	5,854
Becton, Dickinson and Co. 3.70% 2027	8,425	8,406
Boston Scientific Corp. 3.375% 2022	4,300	4,360
Boston Scientific Corp. 3.85% 2025	5,000	5,175
Boston Scientific Corp. 3.75% 2026	3,120	3,190
Boston Scientific Corp. 4.70% 2049	1,540	1,624
Centene Corp. 4.75% 2022	34,758	35,554
Centene Corp. 6.125% 2024	4,550	4,772
Centene Corp. 4.75% 2025	21,320	21,682
Centene Corp. 5.375% 2026[7]	3,575	3,740
Charles River Laboratories International, Inc. 5.50% 2026[7]	1,740	1,825
Cigna Corp. 3.40% 2021[7]	4,475	4,526
Cigna Corp. 3.75% 2023[7]	18,307	18,651
Cigna Corp. 4.125% 2025[7]	7,520	7,780
Cigna Corp. 4.375% 2028[7]	9,083	9,378
Cigna Corp. 4.80% 2038[7]	9,830	9,938
Cigna Corp. 4.90% 2048[7]	3,405	3,450
Concordia International Corp. 8.00% 2024	1,428	1,342
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 7.984% 2024[8,9]	3,897	3,660
CVS Health Corp. 3.35% 2021	2,720	2,740
CVS Health Corp. 4.10% 2025	40,428	41,167
CVS Health Corp. 4.30% 2028	17,255	17,397
CVS Health Corp. 5.05% 2048	6,455	6,392
The Income Fund of America — Page 6 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
DaVita HealthCare Partners Inc. 5.125% 2024	$ 1,775	$ 1,779
DaVita HealthCare Partners Inc. 5.00% 2025	14,400	14,144
Eagle Holding Co. II LLC 7.625% 2022[7,10]	1,600	1,610
Eli Lilly and Co. 2.35% 2022	19,228	19,137
Eli Lilly and Co. 3.375% 2029	3,330	3,405
EMD Finance LLC 2.95% 2022[7]	7,100	7,067
Endo International PLC 5.75% 2022[7]	31,706	30,121
Endo International PLC 6.00% 2023[7]	4,639	3,804
Endo International PLC 6.00% 2025[7,11]	16,555	12,706
Envision Healthcare Corp. 8.75% 2026[7]	3,055	2,887
Envision Healthcare Corp., Term Loan, (3-month USD-LIBOR + 3.75%) 6.233% 2025[8,9]	1,147	1,110
GlaxoSmithKline PLC 2.875% 2022	3,759	3,773
GlaxoSmithKline PLC 3.375% 2023	12,315	12,597
GlaxoSmithKline PLC 3.00% 2024	3,865	3,887
GlaxoSmithKline PLC 3.625% 2025	10,065	10,417
HCA Inc. 5.875% 2023	10,875	11,692
HCA Inc. 5.375% 2026	3,875	4,098
HCA Inc. 5.875% 2026	1,575	1,697
HCA Inc. 5.625% 2028	2,765	2,952
HealthSouth Corp. 5.75% 2024	5,425	5,520
HealthSouth Corp. 5.75% 2025	15,197	15,675
IMS Health Holdings, Inc. 5.00% 2026[7]	11,000	11,275
inVentiv Health, Inc. 7.50% 2024[7]	4,095	4,310
Jaguar Holding Co. 6.375% 2023[7]	13,140	13,436
Johnson & Johnson 2.45% 2026	12,960	12,640
Johnson & Johnson 2.90% 2028	6,541	6,494
Kinetic Concepts, Inc. 7.875% 2021[7]	4,573	4,675
Kinetic Concepts, Inc. 12.50% 2021[7]	17,065	18,514
Laboratory Corp. of America Holdings 4.70% 2045	885	864
Mallinckrodt PLC 4.875% 2020[7]	42,775	42,775
Mallinckrodt PLC 5.75% 2022[7]	2,060	1,911
Mallinckrodt PLC 5.625% 2023[7]	780	612
Merck & Co., Inc. 2.80% 2023	250	252
Merck & Co., Inc. 2.90% 2024	1,412	1,431
Merck & Co., Inc. 2.75% 2025	9,700	9,686
Merck & Co., Inc. 3.40% 2029	1,844	1,881
Molina Healthcare, Inc. 5.375% 2022	58,335	61,033
Molina Healthcare, Inc. 4.875% 2025[7]	23,879	23,849
Multiplan, Inc. 7.125% 2024[7]	2,600	2,620
Mylan Laboratories Inc. 3.15% 2021	4,403	4,404
Novartis Capital Corp. 2.40% 2022	3,000	2,983
NVA Holdings Inc. 6.875% 2026[7]	6,650	6,750
Owens & Minor, Inc. 3.875% 2021	30,961	25,388
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 7.002% 2025[8,9]	7,442	5,903
Par Pharmaceutical Companies Inc. 7.50% 2027[7]	25,825	26,853
PAREXEL International Corp. 6.375% 2025[7]	12,305	11,967
Pfizer Inc. 2.80% 2022	4,236	4,268
Pfizer Inc. 2.95% 2024	2,625	2,656
Pfizer Inc. 3.60% 2028	5,500	5,697
Pfizer Inc. 3.45% 2029	9,000	9,158
Prestige Brands International Inc. 6.375% 2024[7]	3,650	3,787
Quintiles Transnational Corp. 4.875% 2023[7]	10,133	10,348
Roche Holdings, Inc. 3.35% 2024[7]	5,000	5,134
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 3.25%) 5.752% 2023[1,2,6,8,9]	13,185	13,185
The Income Fund of America — Page 7 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.80% 2023 (100% PIK)[1,2,6,8,9,10]	$ 31,661	$ 31,567
Shire PLC 2.40% 2021	33,449	33,070
Shire PLC 2.875% 2023	23,205	22,915
Shire PLC 3.20% 2026	5,410	5,275
Sotera Health Topco, Inc. 8.125% 2021[7,10]	1,620	1,618
Sterigenics-Nordion Holdings, LLC 6.50% 2023[7]	3,265	3,306
Surgery Center Holdings 10.0% 2027[7]	3,335	3,435
Takeda Pharmaceutical Co., Ltd. 4.00% 2021[7]	20,000	20,536
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[7]	18,790	19,765
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[7]	25,399	27,808
Team Health Holdings, Inc. 6.375% 2025[7]	25,375	21,696
Teleflex Inc. 4.625% 2027	3,580	3,576
Tenet Healthcare Corp. 4.75% 2020	12,325	12,510
Tenet Healthcare Corp. 6.00% 2020	50,910	52,819
Tenet Healthcare Corp. 4.375% 2021	13,400	13,618
Tenet Healthcare Corp. 4.50% 2021	26,605	27,104
Tenet Healthcare Corp. 8.125% 2022	1,864	1,996
Tenet Healthcare Corp. 6.75% 2023	2,130	2,181
Tenet Healthcare Corp. 4.625% 2024	22,491	22,639
Tenet Healthcare Corp. 6.25% 2027[7]	3,000	3,131
Teva Pharmaceutical Finance Co. BV 2.20% 2021	6,395	6,147
Teva Pharmaceutical Finance Co. BV 2.80% 2023	113,452	103,280
Teva Pharmaceutical Finance Co. BV 6.00% 2024	50,997	51,922
Teva Pharmaceutical Finance Co. BV 3.15% 2026	55,895	46,933
Teva Pharmaceutical Finance Co. BV 6.75% 2028	68,940	71,070
Teva Pharmaceutical Finance Co. BV 4.10% 2046	66,410	47,262
UnitedHealth Group Inc. 3.70% 2025	2,700	2,800
UnitedHealth Group Inc. 3.75% 2025	5,710	5,941
UnitedHealth Group Inc. 4.45% 2048	9,000	9,549
Valeant Pharmaceuticals International, Inc. 5.875% 2023[7]	17,367	17,566
Valeant Pharmaceuticals International, Inc. 6.125% 2025[7]	97,852	99,320
Valeant Pharmaceuticals International, Inc. 9.00% 2025[7]	14,060	15,624
Valeant Pharmaceuticals International, Inc. 9.25% 2026[7]	8,395	9,360
Valeant Pharmaceuticals International, Inc. 8.50% 2027[7]	2,265	2,473
Valeant Pharmaceuticals International, Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.474% 2025[8,9]	2,909	2,921
Verscend Holding Corp., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.983% 2025[8,9]	1,149	1,159
Vizient Inc. 6.25% 2027[7]	590	612
WellPoint, Inc. 2.25% 2019	4,000	3,994
Zimmer Holdings, Inc. 3.15% 2022	18,860	18,949
		1,834,831
Financials 1.60%
ACE INA Holdings Inc. 2.30% 2020	4,485	4,464
ACE INA Holdings Inc. 2.875% 2022	1,955	1,970
ACE INA Holdings Inc. 3.35% 2026	2,440	2,486
ACE INA Holdings Inc. 4.35% 2045	510	556
Alliant Holdings Intermediate LLC 8.25% 2023[7]	5,150	5,317
Ally Financial Inc. 4.25% 2021	21,955	22,312
Ally Financial Inc. 5.125% 2024	54,430	57,644
Ally Financial Inc. 8.00% 2031	8,075	10,376
Ally Financial Inc. 8.00% 2031	4,164	5,299
American International Group, Inc. 3.90% 2026	4,550	4,613
American International Group, Inc. 4.80% 2045	2,100	2,144
AXA Equitable Holdings, Inc. 4.35% 2028	5,000	5,124
The Income Fund of America — Page 8 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
AXA Equitable Holdings, Inc. 5.00% 2048	$ 4,400	$ 4,374
Bank of America Corp. 5.00% 2021	3,500	3,657
Bank of America Corp. 2.738% 2022 (3-month USD-LIBOR + 0.37% on 1/23/2021)[11]	5,925	5,907
Bank of America Corp. 3.004% 2023 (3-month USD-LIBOR + 0.79% on 12/20/2022)[11]	3,480	3,468
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[11]	10,000	10,164
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[11]	15,694	15,863
Bank of America Corp. 3.559% 2027 (3-month USD-LIBOR + 1.06% on 4/23/2026)[11]	7,000	7,055
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)[11]	11,000	10,977
Bank of America Corp. 4.33% 2050 (3-month USD-LIBOR + 1.52% on 3/15/2049)[11]	3,000	3,102
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR + 0.94% on 7/23/2023)[11]	13,475	13,856
Bank of Montreal 4.338% 2028[11]	6,813	6,996
BB&T Corp. 2.45% 2020	19,000	18,968
Berkshire Hathaway Finance Corp. 4.20% 2048	12,520	12,993
Berkshire Hathaway Finance Corp. 4.25% 2049	3,500	3,672
Berkshire Hathaway Inc. 3.125% 2026	3,700	3,724
Berkshire Hathaway Inc. 4.50% 2043	1,800	1,968
BNP Paribas 3.50% 2023[7]	24,900	25,158
BNP Paribas 3.375% 2025[7]	18,500	18,310
Capital One Financial Corp. 3.45% 2021	23,000	23,260
Capital One Financial Corp. 3.90% 2024	5,400	5,550
Capital One Financial Corp. 4.25% 2025	15,500	16,181
CIT Group Inc. 4.125% 2021	4,375	4,446
Citigroup Inc. 2.90% 2021	10,000	10,011
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)[11]	6,136	6,102
Citigroup Inc. 3.875% 2023	7,375	7,657
Citigroup Inc. 3.20% 2026	8,000	7,857
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[11]	7,140	7,271
Citigroup Inc. 4.65% 2048	5,860	6,342
Citigroup Inc., Series A, junior subordinated, 5.95% (undated) (3-month USD-LIBOR + 4.068% on 1/30/2023)[11]	13,295	13,809
CME Group Inc. 3.75% 2028	6,875	7,234
CME Group Inc. 4.15% 2048	10,825	11,354
CNA Financial Corp. 3.95% 2024	5,000	5,145
Compass Diversified Holdings 8.00% 2026[7]	19,313	20,411
Crédit Agricole SA 3.75% 2023[7]	12,500	12,705
Credit Suisse Group AG 2.75% 2020	18,000	17,976
Credit Suisse Group AG 3.45% 2021	4,150	4,193
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[7,11]	4,750	4,694
Credit Suisse Group AG 3.80% 2023	14,925	15,264
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,11]	9,905	9,839
Danske Bank AS 2.00% 2021[7]	4,130	4,006
Danske Bank AS 2.70% 2022[7]	6,615	6,522
Danske Bank AS 3.875% 2023[7]	9,604	9,528
Deutsche Bank AG 2.70% 2020	20,000	19,813
Deutsche Bank AG 3.15% 2021	2,507	2,473
Deutsche Bank AG 3.375% 2021	875	863
Deutsche Bank AG 4.25% 2021	25,975	26,062
Deutsche Bank AG 4.25% 2021	725	726
Deutsche Bank AG 5.00% 2022	2,125	2,170
Deutsche Bank AG 3.95% 2023	8,450	8,316
Deutsche Bank AG 3.70% 2024	4,100	3,955
Discover Financial Services 3.35% 2023	3,675	3,698
Discover Financial Services 4.65% 2028	9,100	9,532
Ford Motor Credit Co. 5.085% 2021	1,565	1,606
The Income Fund of America — Page 9 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 3.81% 2024	$ 2,502	$ 2,450
Ford Motor Credit Co. 5.584% 2024	7,000	7,378
FS Energy and Power Fund 7.50% 2023[7]	15,075	15,606
Goldman Sachs Group, Inc. 2.55% 2019	10,771	10,767
Goldman Sachs Group, Inc. 5.75% 2022	20,000	21,462
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[11]	10,904	10,814
Goldman Sachs Group, Inc. 3.20% 2023	5,191	5,198
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[11]	8,000	7,932
Groupe BPCE SA 2.75% 2023[7]	5,175	5,125
Groupe BPCE SA 5.70% 2023[7]	21,170	22,749
Groupe BPCE SA 5.15% 2024[7]	12,085	12,730
Guardian Life Global Funding 2.90% 2024[7]	1,420	1,426
HSBC Holdings PLC 4.25% 2024	9,000	9,298
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[11]	13,590	14,401
HUB International Ltd. 7.00% 2026[7]	13,556	13,708
Icahn Enterprises Finance Corp. 6.25% 2022	22,275	23,005
Intesa Sanpaolo SpA 6.50% 2021[7]	3,600	3,770
Intesa Sanpaolo SpA 3.125% 2022[7]	11,300	11,076
Intesa Sanpaolo SpA 3.375% 2023[7]	6,950	6,835
Intesa Sanpaolo SpA 5.017% 2024[7]	91,310	88,182
Intesa Sanpaolo SpA 5.71% 2026[7]	17,773	17,377
Intesa Sanpaolo SpA 3.875% 2027[7]	9,052	8,373
Intesa Sanpaolo SpA 3.875% 2028[7]	3,400	3,125
Jefferies Financial Group Inc. 5.50% 2023	7,405	7,795
JPMorgan Chase & Co. 2.25% 2020	1,495	1,491
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[11]	5,400	5,490
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[11]	6,514	6,688
JPMorgan Chase & Co. 3.96% 2027 (3-month USD-LIBOR + 1.245% on 1/29/2026)[11]	6,500	6,721
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)[11]	7,000	6,997
JPMorgan Chase & Co. 3.702% 2030 (3-month USD-LIBOR + 1.160% on 5/6/2029)[11]	10,607	10,650
JPMorgan Chase & Co. 3.964% 2048 (3-month USD-LIBOR + 1.38% on 11/15/2047)[11]	3,000	2,933
JPMorgan Chase & Co., Series I, junior subordinated, 6.053% (undated)	53,628	54,003
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated) (3-month USD-LIBOR + 3.78% on 2/1/2024)[11]	25,901	28,710
JPMorgan Chase & Co., Series Z, junior subordinated, 5.30% (undated) (3-month USD-LIBOR + 3.80% on 5/1/2020)[11]	36,425	37,078
Liberty Mutual Group Inc. 4.25% 2023[7]	971	1,009
Liberty Mutual Group Inc. 4.569% 2029[7]	3,429	3,603
Lloyds Banking Group PLC 4.05% 2023	6,000	6,151
Lloyds Banking Group PLC 4.582% 2025	7,000	7,157
Lloyds Banking Group PLC 4.375% 2028	3,950	4,091
Marsh & McLennan Companies, Inc. 4.375% 2029	2,410	2,578
Marsh & McLennan Companies, Inc. 4.75% 2039	1,250	1,359
Marsh & McLennan Companies, Inc. 4.90% 2049	1,250	1,385
MetLife, Inc. 4.60% 2046	1,475	1,610
Metropolitan Life Global Funding I 2.00% 2020[7]	1,655	1,645
Metropolitan Life Global Funding I 2.50% 2020[7]	4,000	3,991
Metropolitan Life Global Funding I 3.60% 2024[7]	1,000	1,030
Metropolitan Life Global Funding I 3.45% 2026[7]	2,330	2,380
Metropolitan Life Global Funding I 3.00% 2027[7]	1,500	1,471
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	5,225	5,146
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	4,975	4,940
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	3,275	3,283
Mizuho Financial Group, Ltd. 3.549% 2023	4,975	5,067
The Income Fund of America — Page 10 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 2.75% 2022	$ 500	$ 498
Morgan Stanley 3.125% 2023	14,105	14,170
Morgan Stanley 3.70% 2024	643	661
Morgan Stanley 3.875% 2026	11,000	11,280
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[11]	17,955	18,996
National Australia Bank Ltd. 2.875% 2023	3,775	3,763
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	6,380	6,648
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[7,11]	4,925	5,059
Nationwide Building Society 4.125% 2032 (5-year USD ICE Swap + 1.849% on 10/18/2027)[7,11]	5,000	4,760
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 4.901% 2024[7,9]	8,150	8,111
Navient Corp. 4.875% 2019	23,586	23,632
Navient Corp. 6.50% 2022	10,790	11,397
Navient Corp. 5.50% 2023	36,550	37,327
Navient Corp. 6.125% 2024	22,000	22,612
New York Life Global Funding 1.95% 2020[7]	1,820	1,811
New York Life Global Funding 1.70% 2021[7]	6,500	6,363
New York Life Global Funding 2.30% 2022[7]	2,000	1,977
New York Life Global Funding 3.00% 2028[7]	1,000	984
Nuveen, LLC 4.00% 2028[7]	1,815	1,933
PNC Financial Services Group, Inc. 2.854% 2022[11]	8,395	8,408
PNC Financial Services Group, Inc. 3.90% 2024	3,000	3,120
PNC Financial Services Group, Inc., Series O, junior subordinated, 6.75% (undated) (3-month USD-LIBOR + 3.678% on 8/1/2021)[11]	10,250	10,907
PRICOA Global Funding I 2.45% 2022[7]	695	688
PRICOA Global Funding I 3.45% 2023[7]	2,325	2,378
Principal Financial Group, Inc. 4.111% 2028[7]	3,500	3,571
Prudential Financial, Inc. 3.50% 2024	9,000	9,311
Prudential Financial, Inc. 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[11]	1,850	1,941
Prudential Financial, Inc. 3.905% 2047	2,975	2,904
Prudential Financial, Inc. 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[11]	4,000	4,150
Prudential Financial, Inc. 4.35% 2050	9,250	9,734
Rabobank Nederland 2.75% 2022	2,825	2,822
Rabobank Nederland 4.625% 2023	8,000	8,366
Rabobank Nederland 4.375% 2025	9,000	9,341
Royal Bank of Scotland PLC 4.269% 2025 (3-month USD-LIBOR + 1.762% on 3/22/2024)[11]	4,000	4,080
Santander Holdings USA, Inc. 4.45% 2021	8,500	8,785
Santander Holdings USA, Inc. 3.70% 2022	10,500	10,637
Santander Holdings USA, Inc. 3.40% 2023	12,500	12,516
Skandinaviska Enskilda Banken AB 2.625% 2021	4,975	4,961
Solenis International, LP, Term Loan, (3-month USD-LIBOR + 8.50%) 11.129% 2024[8,9]	3,970	3,930
Solenis International, LP, Term Loan, (3-month USD-LIBOR + 4.00%) 6.629% 2025[8,9]	1,127	1,129
Springleaf Finance Corp. 6.125% 2024	9,650	10,205
Starwood Property Trust, Inc. 5.00% 2021	10,070	10,309
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[7,11]	3,800	3,927
Synchrony Bank 3.65% 2021	3,375	3,418
Synchrony Financial 4.375% 2024	5,095	5,210
The Edelman Financial Center LLC, Term Loan, (3-month USD-LIBOR + 6.75%) 9.223% 2026[1,8,9]	28,500	29,034
Toronto-Dominion Bank 3.50% 2023	2,799	2,878
Travelers Companies, Inc. 4.00% 2047	2,260	2,308
Travelers Companies, Inc. 4.05% 2048	1,600	1,649
Travelers Companies, Inc. 4.10% 2049	2,000	2,077
UBS Group AG 4.125% 2025[7]	4,425	4,591
UniCredit SpA 3.75% 2022[7]	23,958	23,975
The Income Fund of America — Page 11 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
UniCredit SpA 6.572% 2022[7]	$ 9,195	$ 9,707
UniCredit SpA 4.625% 2027[7]	5,000	4,943
UniCredit SpA 5.861% 2032[7,11]	20,825	19,486
UniCredit SpA 7.296% 2034 (USD 5-Year ICE Swap + 4.914% on 4/2/2029)[7,11]	14,000	14,297
US Bancorp 3.70% 2024	10,000	10,399
US Bancorp 2.375% 2026	6,000	5,743
Wells Fargo & Co. 2.50% 2021	2,100	2,090
Wells Fargo & Co. 4.60% 2021	25,000	25,841
Wells Fargo & Co. 3.55% 2023	6,125	6,284
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[11]	281	282
Wells Fargo & Co. 4.15% 2029	6,000	6,245
Wells Fargo & Co., Series K, junior subordinated, 6.381% (undated)	86,566	87,107
		1,755,993
Communication services 1.40%
Altice Finco SA 8.125% 2024[7]	1,950	2,028
Altice NV 6.625% 2023[7]	10,000	10,275
Altice NV, First Lien, 7.75% 2022[7]	5,425	5,540
Altice SA 7.625% 2025[7]	6,325	5,936
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.777% 2024[9]	8,705	8,748
AT&T Inc. 4.35% 2029	6,500	6,726
British Telecommunications PLC 9.625% 2030[11]	4,011	5,808
Cablevision Systems Corp. 8.00% 2020	20,000	20,886
Cablevision Systems Corp. 5.125% 2021[7]	2,650	2,663
Cablevision Systems Corp. 6.75% 2021	37,667	40,398
CBS Corp. 7.25% 2024[7]	1,275	1,323
CBS Outdoor Americas Inc. 5.25% 2022	25,000	25,406
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	4,980	5,016
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[7]	10,375	10,660
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[7]	3,000	3,142
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	2,300	2,442
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[7]	37,300	39,118
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[7]	11,250	11,447
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	5,700	5,540
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	4,565	4,563
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[7]	27,425	27,459
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	4,475	5,090
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	2,000	2,006
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	10,100	10,673
CenturyLink, Inc. 6.75% 2023	33,275	35,396
CenturyLink, Inc. 7.50% 2024	22,185	23,891
CenturyLink, Inc. 7.65% 2042	6,000	5,312
CenturyLink, Inc., Series T, 5.80% 2022	10,350	10,687
Cinemark USA, Inc. 4.875% 2023	625	633
Clear Channel Worldwide Holdings, Inc. 9.25% 2024[7]	6,100	6,580
Comcast Corp. 3.95% 2025	3,170	3,321
Comcast Corp. 4.15% 2028	5,000	5,301
Comcast Corp. 6.45% 2037	25,000	31,851
Comcast Corp. 4.60% 2038	12,190	13,120
Comcast Corp. 4.00% 2048	1,280	1,253
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.99% 2022[8,9]	29,135	28,884
Deutsche Telekom International Finance BV 1.95% 2021[7]	8,700	8,517
Deutsche Telekom International Finance BV 2.82% 2022[7]	10,500	10,480
Deutsche Telekom International Finance BV 3.60% 2027[7]	5,331	5,299
The Income Fund of America — Page 12 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Deutsche Telekom International Finance BV 9.25% 2032	$ 13,620	$20,121
Deutsche Telekom International Finance BV 4.875% 2042[7]	2,000	2,126
Entercom Media Corp. 6.50% 2027[7]	435	445
Fox Corp. 4.03% 2024[7]	2,890	3,006
Fox Corp. 4.709% 2029[7]	4,105	4,423
Fox Corp. 5.476% 2039[7]	5,000	5,585
France Télécom 4.125% 2021	15,000	15,509
France Télécom 9.00% 2031[11]	5,721	8,417
Frontier Communications Corp. 10.50% 2022	20,535	15,093
Frontier Communications Corp. 11.00% 2025	127,015	82,877
Frontier Communications Corp. 8.50% 2026[7]	9,325	8,812
Frontier Communications Corp. 8.00% 2027[7]	4,400	4,560
Gogo Inc. 12.50% 2022[7]	49,405	53,348
Gogo Inc. 9.875% 2024[7]	93,825	96,171
Gray Television, Inc. 7.00% 2027[7]	4,350	4,708
iHeartCommunications, Inc. 9.00% 2019[12]	3,000	2,235
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 11.249% 2019[8,9,12]	3,100	2,308
Inmarsat PLC 4.875% 2022[7]	38,690	39,270
Inmarsat PLC 6.50% 2024[7]	10,025	10,576
Intelsat Jackson Holding Co. 5.50% 2023	11,500	10,422
Intelsat Jackson Holding Co. 6.625% 2024[8]	8,350	8,402
Intelsat Jackson Holding Co. 8.00% 2024[7]	12,125	12,686
Intelsat Jackson Holding Co. 8.50% 2024[7]	37,825	37,518
Liberty Global PLC 5.50% 2028[7]	8,950	9,062
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.52% 2020 (100% PIK)[8,9,10]	40,382	30,816
Live Nation Entertainment, Inc. 4.875% 2024[7]	2,000	2,044
Live Nation Entertainment, Inc. 5.625% 2026[7]	1,000	1,045
MDC Partners Inc. 6.50% 2024[7]	13,792	11,723
Meredith Corp. 6.875% 2026	17,926	18,733
Myriad International Holdings 6.00% 2020[7]	45,655	47,182
Myriad International Holdings 6.00% 2020	25,705	26,565
Myriad International Holdings 5.50% 2025	6,140	6,659
NBCUniversal Enterprise, Inc. 5.25% 2049[7]	31,885	32,831
Neptune Finco Corp. (Altice NV) 6.625% 2025[7]	4,600	4,899
Numericable Group SA 7.375% 2026[7]	8,750	8,887
Orange SA 5.50% 2044	3,000	3,541
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,024
Sirius XM Radio Inc. 3.875% 2022[7]	16,600	16,662
Sirius XM Radio Inc. 4.625% 2023[7]	5,975	6,057
SoftBank Group Corp. 3.36% 2023[7]	22,781	22,781
Sprint Corp. 7.00% 2020	2,000	2,080
Sprint Corp. 7.25% 2021	3,225	3,386
Sprint Corp. 11.50% 2021	5,880	6,791
Sprint Corp. 6.875% 2028	18,110	17,374
Tencent Holdings Ltd. 3.28% 2024[7]	7,000	7,018
Tencent Holdings Ltd. 3.975% 2029[7]	7,000	7,065
Time Warner Cable Inc. 5.00% 2020	35,000	35,499
T-Mobile US, Inc. 4.00% 2022	2,700	2,734
T-Mobile US, Inc. 6.50% 2026	4,125	4,423
Trilogy International Partners, LLC 8.875% 2022[7]	40,705	39,993
Univision Communications Inc. 5.125% 2023[7]	17,066	16,554
Univision Communications Inc. 5.125% 2025[7]	7,995	7,545
Verizon Communications Inc. 4.50% 2033	10,000	10,742
Verizon Communications Inc. 4.125% 2046	40,000	39,726
The Income Fund of America — Page 13 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 4.522% 2048	$78,900	$ 81,981
Vodafone Group PLC 4.125% 2025	6,000	6,196
Vodafone Group PLC 4.375% 2028	2,950	3,039
Vodafone Group PLC 5.25% 2048	4,275	4,393
Warner Music Group 5.625% 2022[7]	3,141	3,199
Warner Music Group 5.00% 2023[7]	5,320	5,446
Warner Music Group 5.50% 2026[7]	1,925	1,973
Wind Tre SpA 5.00% 2026[7]	30,425	27,953
Ziggo Bond Finance BV 5.50% 2027[7]	36,600	36,692
		1,527,349
Energy 1.38%
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 9.233% 2019[7,9]	4,925	1,207
American Energy (Permian Basin) 7.125% 2020[7]	30,435	7,609
American Energy (Permian Basin) 7.375% 2021[7]	23,925	5,981
Anadarko Petroleum Corp. 6.45% 2036	1,095	1,384
Anadarko Petroleum Corp. 6.60% 2046	2,000	2,704
Ascent Resources - Utica LLC 10.00% 2022[6,7]	2,705	2,976
Ascent Resources - Utica LLC 7.00% 2026[6,7]	5,715	5,601
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.984% 2023[8,9]	5,100	5,113
Berry Petroleum Corp. 7.00% 2026[7]	1,575	1,557
Blackstone CQP Holdco LP 6.00% 2021[4,7]	20,000	20,000
Blackstone CQP Holdco LP 6.50% 2021[4,7]	98,475	98,967
BP Capital Markets PLC 3.79% 2024	6,050	6,280
BP Capital Markets PLC 4.234% 2028	8,385	8,974
Bruin E&P Partners, LLC 8.875% 2023[7]	1,555	1,477
Calfrac Well Services Ltd. 8.50% 2026[7]	1,900	1,587
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 7.229% 2022[8,9]	5,750	5,581
Canadian Natural Resources Ltd. 2.95% 2023	17,755	17,629
Carrizo Oil & Gas Inc. 6.25% 2023	3,081	3,011
Cenovus Energy Inc. 3.80% 2023	16,165	16,262
Cenovus Energy Inc. 4.25% 2027	13,135	13,230
Cenovus Energy Inc. 5.40% 2047	6,831	7,179
Centennial Resource Production, LLC 6.875% 2027[7]	2,615	2,716
Cheniere Energy, Inc. 7.00% 2024	1,975	2,219
Chesapeake Energy Corp. 4.875% 2022	28,085	27,769
Chesapeake Energy Corp. 5.75% 2023	290	288
Chesapeake Energy Corp. 8.00% 2025	9,000	9,158
Chesapeake Energy Corp. 8.00% 2027	13,775	13,538
Chevron Corp. 2.954% 2026	12,300	12,295
Comstock Resources, Inc. 9.75% 2026[7]	22,175	20,290
Concho Resources Inc. 4.85% 2048	2,108	2,228
CONSOL Energy Inc. 5.875% 2022	64,385	64,465
Convey Park Energy LLC 7.50% 2025[7]	8,155	7,625
DCP Midstream Operating LP 4.95% 2022	18,690	19,204
Denbury Resources Inc. 9.00% 2021[7]	6,145	6,268
Denbury Resources Inc. 7.50% 2024[7]	780	722
Diamond Offshore Drilling, Inc. 7.875% 2025	9,485	9,272
Diamond Offshore Drilling, Inc. 4.875% 2043	52,991	34,312
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	32,334
Enbridge Energy Partners, LP 4.375% 2020	7,995	8,158
Enbridge Energy Partners, LP 5.875% 2025	8,075	9,157
Enbridge Energy Partners, LP 5.50% 2040	1,200	1,347
Enbridge Energy Partners, LP 7.375% 2045	20,520	28,660
The Income Fund of America — Page 14 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP, Series B, 7.50% 2038	$ 6,000	$ 8,081
Enbridge Inc. 4.00% 2023	10,830	11,223
Enbridge Inc. 3.70% 2027	12,538	12,627
Encino Acquisitions Partners LLC, Term Loan, (3-month USD-LIBOR + 6.75%) 9.233% 2025[1,8,9]	1,225	1,164
Energy Transfer Partners, LP 4.15% 2020	5,000	5,077
Energy Transfer Partners, LP 4.50% 2024	2,170	2,268
Energy Transfer Partners, LP 4.75% 2026	8,000	8,376
Energy Transfer Partners, LP 4.00% 2027	5,586	5,555
Energy Transfer Partners, LP 4.20% 2027	7,263	7,310
Energy Transfer Partners, LP 4.95% 2028	9,400	9,886
Energy Transfer Partners, LP 6.125% 2045	7,449	8,166
Energy Transfer Partners, LP 5.30% 2047	8,944	8,899
Energy Transfer Partners, LP 5.40% 2047	14,364	14,483
Energy Transfer Partners, LP 6.00% 2048	8,153	8,872
Energy Transfer Partners, LP 6.25% 2049	4,111	4,631
Ensco PLC 7.75% 2026	13,850	12,015
Ensco PLC 5.75% 2044	27,925	18,500
EOG Resources, Inc. 4.15% 2026	3,830	4,055
EP Energy Corp. 8.00% 2024[7]	780	534
EP Energy Corp. 7.75% 2026[7]	1,900	1,701
EQT Corp. 3.00% 2022	3,175	3,122
EQT Corp. 3.90% 2027	6,305	5,953
Equinor ASA 3.625% 2028	16,155	16,661
Extraction Oil & Gas, Inc. 7.375% 2024[7]	2,360	2,136
Extraction Oil & Gas, Inc. 5.625% 2026[7]	13,650	11,261
Genesis Energy, LP 6.75% 2022	17,797	18,117
Genesis Energy, LP 6.50% 2025	10,650	10,730
Hi-Crush Partners LP 9.50% 2026[7]	1,080	848
Indigo Natural Resources LLC 6.875% 2026[7]	4,240	3,954
Jagged Peak Energy LLC 5.875% 2026	1,275	1,286
Jonah Energy LLC 7.25% 2025[7]	20,255	12,204
Jones Energy, Inc. 9.25% 2023[7,12]	3,070	1,573
Kcad Holdings I Ltd. 7.25% 2021[7]	840	743
Kcad Holdings I Ltd. 9.625% 2023[7]	1,900	1,629
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	20,250
Kinder Morgan, Inc. 3.15% 2023	996	998
Kinder Morgan, Inc. 4.30% 2028	20,098	20,849
Matador Resources Co. 5.875% 2026	5,150	5,214
McDermott International, Inc. 10.625% 2024[7]	3,305	3,012
McDermott International, Term Loan B, (3-month USD-LIBOR + 5.00%) 7.483% 2025[8,9]	3,103	3,077
Murphy Oil Corp. 5.75% 2025	4,850	4,988
Nabors Industries Inc. 5.75% 2025	4,550	4,163
Neptune Energy Group Holdings Ltd. 6.625% 2025[7]	1,605	1,625
NGL Energy Partners LP 7.50% 2023	2,005	2,095
NGL Energy Partners LP 6.125% 2025	29,225	29,108
Nine Energy Service, Inc. 8.75% 2023[7]	1,190	1,235
Noble Corp. PLC 7.95% 2025[11]	14,840	13,133
Noble Corp. PLC 8.95% 2045[11]	8,935	7,327
Noble Energy, Inc. 4.95% 2047	3,575	3,677
Oasis Petroleum Inc. 6.875% 2022	2,755	2,772
Oasis Petroleum Inc. 6.25% 2026[7]	2,415	2,349
Pacific Drilling SA 8.375% 2023[7]	1,670	1,724
PDC Energy Inc. 5.75% 2026	2,543	2,553
Peabody Energy Corp. 6.00% 2022[7]	11,200	11,410
The Income Fund of America — Page 15 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 8.00% 2019	$ 3,500	$ 3,505
Petróleos Mexicanos 5.375% 2022	14,000	14,374
Petróleos Mexicanos 4.625% 2023	25,000	24,900
Petróleos Mexicanos 6.875% 2026	37,155	38,768
Petróleos Mexicanos 6.50% 2027	24,112	24,483
Petróleos Mexicanos 6.50% 2029	215	215
Phillips 66 3.90% 2028	3,615	3,731
Pioneer Natural Resources Co. 3.45% 2021	5,580	5,637
QEP Resources, Inc. 5.625% 2026	7,373	6,925
Range Resources Corp. 5.00% 2023	2,725	2,661
Range Resources Corp. 4.875% 2025	2,375	2,197
Ras Laffan Liquefied Natural Gas II 5.298% 2020[7]	3,031	3,071
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,043
Ras Laffan Liquefied Natural Gas III 6.75% 2019[7]	1,000	1,011
Sabine Pass Liquefaction, LLC 5.625% 2023[11]	9,500	10,255
Sabine Pass Liquefaction, LLC 5.75% 2024	10,000	10,981
Sabine Pass Liquefaction, LLC 5.625% 2025	6,445	7,071
Sabine Pass Liquefaction, LLC 5.875% 2026	2,100	2,340
Sanchez Energy Corp. 7.25% 2023[7]	6,000	5,085
Schlumberger BV 3.625% 2022[7]	1,780	1,818
Schlumberger BV 4.00% 2025[7]	6,645	6,845
Seven Generations Energy Ltd. 5.375% 2025[7]	700	682
Shell International Finance BV 1.75% 2021	15,580	15,269
Shell International Finance BV 3.50% 2023	10,187	10,507
Shell International Finance BV 3.875% 2028	5,380	5,689
Shell International Finance BV 3.75% 2046	4,180	4,133
Shell International Finance BV 4.00% 2046	3,640	3,755
SM Energy Co. 6.125% 2022	1,159	1,176
SM Energy Co. 5.625% 2025	4,470	4,213
SM Energy Co. 6.75% 2026	880	847
SM Energy Co. 6.625% 2027	3,875	3,672
Southwestern Energy Co. 6.20% 2025[11]	14,035	13,868
Southwestern Energy Co. 7.50% 2026	6,035	6,156
Statoil ASA 2.75% 2021	3,085	3,100
Statoil ASA 3.25% 2024	850	868
Statoil ASA 4.25% 2041	3,000	3,183
Sunoco LP 4.875% 2023	5,635	5,741
Sunoco LP 5.50% 2026	1,665	1,698
Sunoco LP 6.00% 2027[7]	3,300	3,432
Tapstone Energy Inc. 9.75% 2022[7]	2,510	1,895
Targa Resources Partners LP 6.50% 2027[7]	1,840	1,976
Targa Resources Partners LP 6.875% 2029[7]	1,545	1,672
Teekay Corp. 8.50% 2020	68,891	71,457
Teekay Offshore Partners LP 8.50% 2023[7]	14,275	14,311
Total Capital International 3.455% 2029	15,270	15,616
Total Capital SA 3.883% 2028	6,190	6,565
TransCanada Corp. 7.625% 2039	10,750	14,687
TransCanada PipeLines Ltd. 4.25% 2028	8,465	8,826
TransCanada PipeLines Ltd. 4.75% 2038	9,600	10,025
Transocean Guardian Ltd. 5.875% 2024[7]	3,643	3,770
Transocean Inc. 8.375% 2021[11]	5,675	6,030
Transocean Inc. 9.00% 2023[7]	12,802	13,746
Transocean Inc. 6.125% 2025[7]	1,347	1,394
Transocean Inc. 7.25% 2025[7]	1,900	1,888
The Income Fund of America — Page 16 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Transocean Inc. 7.50% 2026[7]	$ 1,050	$ 1,040
Transocean Poseidon Ltd. 6.875% 2027[7]	2,080	2,220
Ultra Petroleum Corp. 11.00% 2024[10]	25,249	12,625
USA Compression Partners, LP 6.875% 2027[7]	1,250	1,322
Vine Oil & Gas LP 8.75% 2023[7]	13,885	10,796
W&T Offshore, Inc. 9.75% 2023[7]	1,517	1,551
Weatherford International PLC 4.50% 2022	34,530	24,171
Weatherford International PLC 8.25% 2023	22,040	15,318
Weatherford International PLC 9.875% 2024	5,325	3,754
Weatherford International PLC 9.875% 2025	13,300	9,377
Weatherford International PLC 6.50% 2036	15,150	9,620
Weatherford International PLC 6.75% 2040	37,450	23,968
Whiting Petroleum Corp. 6.25% 2023	1,406	1,443
Whiting Petroleum Corp. 6.625% 2026	3,890	3,885
Woodside Finance Ltd. 4.60% 2021[7]	14,435	14,790
WPX Energy Inc. 6.00% 2022	3,631	3,794
WPX Energy Inc. 5.75% 2026	1,620	1,681
		1,514,651
Consumer discretionary 1.10%
Amazon.com, Inc. 3.15% 2027	890	897
Amazon.com, Inc. 3.875% 2037	1,400	1,442
Amazon.com, Inc. 4.05% 2047	3,349	3,501
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	13,250	13,397
American Honda Finance Corp. 1.65% 2021	4,750	4,659
American Honda Finance Corp. 2.60% 2022	2,000	1,995
American Honda Finance Corp. 3.55% 2024	2,000	2,066
American Honda Finance Corp. 3.50% 2028	2,000	2,046
Bayerische Motoren Werke AG 2.15% 2020[7]	2,000	1,991
Bayerische Motoren Werke AG 1.85% 2021[7]	1,500	1,470
Bayerische Motoren Werke AG 2.00% 2021[7]	2,000	1,974
Bayerische Motoren Werke AG 2.95% 2022[7]	4,000	4,016
Bayerische Motoren Werke AG 2.25% 2023[7]	1,000	974
Bayerische Motoren Werke AG 3.45% 2023[7]	13,460	13,699
Bayerische Motoren Werke AG 3.15% 2024[7]	2,555	2,564
Bayerische Motoren Werke AG 3.625% 2029[7]	2,000	2,008
Carnival Corp. 3.95% 2020	11,290	11,483
Churchill Downs Inc. 4.75% 2028[7]	4,925	4,851
Cirsa Gaming Corp. SA 7.875% 2023[7]	13,555	14,098
DaimlerChrysler North America Holding Corp. 2.25% 2020[7]	8,660	8,623
DaimlerChrysler North America Holding Corp. 2.00% 2021[7]	9,725	9,535
DaimlerChrysler North America Holding Corp. 3.40% 2022[7]	2,525	2,554
DaimlerChrysler North America Holding Corp. 3.65% 2024[7]	10,000	10,238
DaimlerChrysler North America Holding Corp. 3.30% 2025[7]	2,000	1,998
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	2,886
Fertitta Entertainment, Inc. 8.75% 2025[7]	4,130	4,337
Ford Motor Credit Co. 2.343% 2020	16,295	16,088
Ford Motor Credit Co. 3.157% 2020	6,177	6,173
Ford Motor Credit Co. 3.20% 2021	10,990	10,918
Ford Motor Credit Co. 3.47% 2021	291	290
Ford Motor Credit Co. 3.813% 2021	10,071	10,097
Ford Motor Credit Co. 3.219% 2022	229	227
Ford Motor Credit Co. 3.339% 2022	25,724	25,418
Ford Motor Credit Co. 5.596% 2022	5,875	6,148
The Income Fund of America — Page 17 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 3.096% 2023	$29,834	$28,671
Ford Motor Credit Co. 4.375% 2023	13,136	13,246
Ford Motor Credit Co. 3.664% 2024	10,699	10,271
General Motors Co. 4.875% 2023	5,218	5,501
General Motors Co. 4.35% 2025	6,065	6,192
General Motors Co. 6.60% 2036	13,260	14,549
General Motors Co. 6.25% 2043	3,325	3,513
General Motors Co. 5.20% 2045	1,496	1,411
General Motors Co. 6.75% 2046	15,072	16,738
General Motors Co. 5.40% 2048	2,835	2,755
General Motors Co. 5.95% 2049	938	970
General Motors Financial Co. 2.35% 2019	18,500	18,468
General Motors Financial Co. 3.70% 2020	2,725	2,751
General Motors Financial Co. 3.20% 2021	7,705	7,704
General Motors Financial Co. 3.55% 2021	1,400	1,412
General Motors Financial Co. 4.20% 2021	9,340	9,548
General Motors Financial Co. 3.15% 2022	5,739	5,706
General Motors Financial Co. 3.45% 2022	35,885	36,027
General Motors Financial Co. 3.45% 2022	5,814	5,858
General Motors Financial Co. 3.55% 2022	14,170	14,259
General Motors Financial Co. 3.25% 2023	13,912	13,786
General Motors Financial Co. 3.70% 2023	10,960	11,018
General Motors Financial Co. 4.15% 2023	6,475	6,618
General Motors Financial Co. 3.50% 2024	8,170	8,052
General Motors Financial Co. 5.10% 2024	7,010	7,425
General Motors Financial Co. 4.00% 2026	2,000	1,969
Goodyear Tire & Rubber Co. 5.125% 2023	1,625	1,653
Goodyear Tire & Rubber Co. 4.875% 2027	2,600	2,480
Hanesbrands Inc. 4.625% 2024[7]	4,760	4,831
Hanesbrands Inc. 4.875% 2026[7]	21,340	21,473
Home Depot, Inc. 3.90% 2028	1,975	2,095
Home Depot, Inc. 5.95% 2041	12,500	15,981
Home Depot, Inc. 4.50% 2048	5,478	6,002
Hyundai Capital America 3.45% 2021[7]	21,325	21,409
Hyundai Capital America 3.75% 2021[7]	5,000	5,047
Hyundai Capital America 3.10% 2022[7]	9,720	9,641
Hyundai Capital America 3.25% 2022[7]	11,817	11,765
Hyundai Capital America 3.95% 2022[7]	8,000	8,115
Lennar Corp. 8.375% 2021	4,100	4,469
Levi Strauss & Co. 5.00% 2025	5,700	5,885
Limited Brands, Inc. 7.00% 2020	15,000	15,600
Limited Brands, Inc. 6.625% 2021	15,000	15,806
Limited Brands, Inc. 5.25% 2028	4,545	4,068
Lowe’s Companies, Inc. 3.65% 2029	10,400	10,396
Lowe’s Companies, Inc. 4.55% 2049	1,995	2,027
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 6.483% 2022[8,9]	1,776	1,708
Meritage Homes Corp. 5.125% 2027	10,675	10,568
Merlin Entertainment 5.75% 2026[7]	3,910	4,070
MGM Resorts International 7.75% 2022	13,050	14,469
MGM Resorts International 6.00% 2023	2,905	3,108
MGM Resorts International 5.50% 2027	3,105	3,210
Michaels Stores, Inc. 5.875% 2020[7]	3,425	3,436
Mohegan Tribal Gaming Authority, Term Loan B, (3-month USD-LIBOR + 4.50%) 6.483% 2023[8,9]	2,308	2,223
Neiman Marcus Group Ltd. Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 5.724% 2020[8,9]	8,216	7,638
The Income Fund of America — Page 18 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Neiman Marcus Group Ltd. Inc. 8.00% 2021[7]	$13,135	$ 7,356
Neiman Marcus Group Ltd. Inc. 8.75% 2021[7,10]	11,777	6,595
Newell Rubbermaid Inc. 3.85% 2023	4,890	4,864
Nissan Motor Co., Ltd. 2.60% 2022[7]	9,910	9,702
NMG Finco PLC 5.75% 2022[7]	6,375	6,306
Panther BF Aggregator 2, LP 6.25% 2026[7]	365	382
Panther BF Aggregator 2, LP 8.50% 2027[7]	5,525	5,718
Petsmart, Inc., Term Loan B-2, (3-month USD-LIBOR + 4.25%) 6.73% 2022[8,9]	23,517	22,752
Petsmart, Inc. 7.125% 2023[7]	66,290	58,998
Petsmart, Inc. 5.875% 2025[7]	80,810	73,638
Petsmart, Inc. 8.875% 2025[7]	79,230	70,812
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	1,515	1,527
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	29,640	29,640
Schaeffler Verwaltungs 4.125% 2021[7,10]	2,800	2,828
Scientific Games Corp. 6.25% 2020	330	332
Scientific Games Corp. 6.625% 2021	250	254
Scientific Games Corp. 10.00% 2022	6,849	7,234
Scientific Games Corp. 8.25% 2026[7]	21,810	22,655
Service Corp. International 5.375% 2024	905	931
Six Flags Entertainment Corp. 4.875% 2024[7]	11,475	11,504
Sotheby’s 4.875% 2025[7]	11,875	11,638
Staples, Inc. 7.50% 2026[7]	52,400	52,629
Starbucks Corp. 3.10% 2023	8,943	9,039
Starbucks Corp. 3.80% 2025	8,500	8,827
Toyota Motor Credit Corp. 2.15% 2020	3,000	2,993
Toyota Motor Credit Corp. 2.15% 2022	2,000	1,975
Toyota Motor Credit Corp. 2.60% 2022	3,390	3,396
Toyota Motor Credit Corp. 2.70% 2023	1,505	1,507
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,354
Toyota Motor Credit Corp. 3.05% 2028	5,992	6,002
Uber Technologies, Inc. 7.50% 2023[7]	4,200	4,421
Uber Technologies, Inc. 8.00% 2026[7]	5,400	5,778
Volkswagen Group of America Finance, LLC 4.00% 2021[7]	8,028	8,202
Volkswagen Group of America Finance, LLC 4.25% 2023[7]	9,365	9,688
Volkswagen Group of America Finance, LLC 4.625% 2025[7]	8,601	9,078
Volkswagen Group of America Finance, LLC 4.75% 2028[7]	2,000	2,081
William Carter Co. 5.625% 2027[7]	1,390	1,442
Wyndham Worldwide Corp. 5.375% 2026[7]	3,900	3,998
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[7]	20,188	20,127
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[7]	12,950	13,108
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[7]	4,065	3,979
		1,203,542
Utilities 0.84%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[7]	2,000	2,023
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[7]	16,000	16,524
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 2030[7]	440	471
AEP Transmission Co. LLC 3.75% 2047	3,660	3,586
AES Corp. 4.00% 2021[6]	2,450	2,481
AES Corp. 4.50% 2023[6]	1,300	1,324
AES Corp. 4.875% 2023[6]	3,225	3,283
AES Corp. 5.50% 2025[6]	13,289	13,827
AES Corp. 6.00% 2026[6]	4,150	4,409
AES Corp. 5.125% 2027[6]	955	996
The Income Fund of America — Page 19 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Ameren Corp. 4.50% 2049	$ 2,300	$ 2,559
American Electric Power Co., Inc. 2.95% 2022	12,065	12,084
American Electric Power Co., Inc. 3.20% 2027	19,761	19,346
American Electric Power Co., Inc. 4.30% 2028	4,661	4,958
AmeriGas Partners, LP 5.50% 2025	4,850	4,989
Atlantic City Electric Co. 4.00% 2028	6,150	6,517
Berkshire Hathaway Energy Co. 2.40% 2020	3,110	3,105
Calpine Corp. 6.00% 2022[7]	3,425	3,472
Calpine Corp. 5.375% 2023	6,360	6,424
Calpine Corp. 5.875% 2024[7]	2,000	2,045
Calpine Corp. 5.25% 2026[7]	23,625	23,743
Centerpoint Energy, Inc. 2.50% 2022	3,000	2,950
CenterPoint Energy, Inc. 3.85% 2024	6,500	6,668
CenterPoint Energy, Inc. 4.25% 2028	2,500	2,604
CMS Energy Corp. 2.95% 2027	404	387
Colbun SA 4.50% 2024[7]	1,500	1,546
Colbun SA 3.95% 2027[7]	1,554	1,537
Comision Federal de Electricidad 4.875% 2024[7]	2,000	2,070
Comision Federal de Electricidad 4.75% 2027[7]	370	378
Commonwealth Edison Co. 4.00% 2048	5,225	5,290
Consolidated Edison Co. of New York, Inc. 4.50% 2058	8,390	8,774
Consumers Energy Co. 3.375% 2023	360	369
Consumers Energy Co. 3.125% 2024	2,520	2,544
Consumers Energy Co. 4.05% 2048	6,855	7,148
DTE Electric Co. 3.95% 2049	7,060	7,207
DTE Energy Co. 3.70% 2023	9,145	9,403
DTE Energy Co. 3.50% 2024	1,047	1,062
Duke Energy Indiana, Inc. 4.90% 2043	14,785	16,831
Duke Energy Progress Inc. 4.15% 2044	3,935	4,088
Duke Energy Progress, LLC 3.375% 2023	2,805	2,876
Duke Energy Progress, LLC 3.45% 2029	5,168	5,290
Dynegy Finance Inc. 7.375% 2022	4,657	4,828
Dynegy Finance Inc. 7.625% 2024	1,609	1,700
Edison International 2.40% 2022	900	856
EDP Finance BV 4.125% 2020[7]	3,402	3,424
EDP Finance BV 5.25% 2021[7]	22,500	23,255
EDP Finance BV 3.625% 2024[7]	23,375	23,445
Electricité de France SA 4.50% 2028[7]	593	617
Electricité de France SA 4.75% 2035[7]	10,573	10,848
Electricité de France SA 4.875% 2038[7]	3,150	3,301
Electricité de France SA 5.00% 2048[7]	1,150	1,213
Electricité de France SA 5.25% (undated) (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 10-year + 3.709% on 1/29/2023)[7,11]	3,500	3,555
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[11]	36,024	38,819
Emera US Finance LP 2.15% 2019	3,975	3,971
Emera US Finance LP 2.70% 2021	2,505	2,489
Emera US Finance LP 4.75% 2046	6,562	6,721
Empresa Nacional de Electricidad SA 4.25% 2024	900	925
Enel Chile SA 4.875% 2028	955	1,014
Enel Finance International SA 2.75% 2023[7]	18,850	18,363
Enel Finance International SA 3.625% 2027[7]	10,750	10,353
Enel Finance International SA 3.50% 2028[7]	12,200	11,512
Enel Finance International SA 6.00% 2039[7]	3,000	3,399
Enel Società per Azioni 8.75% 2073[7,11]	12,000	13,500
The Income Fund of America — Page 20 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Entergy Corp. 4.00% 2022	$ 2,220	$ 2,289
Entergy Corp. 2.95% 2026	4,775	4,608
Entergy Louisiana, LLC 4.20% 2048	5,125	5,322
Eversource Energy 3.80% 2023	4,095	4,240
Exelon Corp. 3.497% 2022[11]	17,585	17,845
Exelon Corp. 3.95% 2025	846	880
Exelon Corp. 3.40% 2026	2,860	2,870
FirstEnergy Corp. 3.90% 2027	36,682	37,159
FirstEnergy Corp. 3.50% 2028[7]	2,500	2,455
FirstEnergy Corp. 4.85% 2047	13,227	14,105
FirstEnergy Corp., Series B, 4.25% 2023	38,865	40,483
Florida Power & Light Co. 3.99% 2049	5,000	5,169
Gulf Power Co. 3.30% 2027	910	915
Iberdrola Finance Ireland 5.00% 2019[7]	1,060	1,068
Interstate Power and Light Co. 3.25% 2024	10,000	10,062
Israel Electric Corp. Ltd. 8.10% 2096[7]	4,905	6,364
Jersey Central Power & Light Co. 4.30% 2026[7]	925	963
Mississippi Power Co. 3.95% 2028	6,437	6,553
Mississippi Power Co. 4.25% 2042	12,249	11,918
National Grid PLC 3.15% 2027[7]	1,105	1,084
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	6,000	6,045
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	12,000	11,788
New York State Electric & Gas Corp. 3.25% 2026[7]	3,000	2,994
NextEra Energy Capital Holdings, Inc. 3.15% 2024	6,015	6,041
NextEra Energy, Inc. 3.50% 2029	1,510	1,510
NGL Energy Partners LP 7.50% 2026[7]	4,460	4,621
Niagara Mohawk Power Corp. 3.508% 2024[7]	3,150	3,238
Niagara Mohawk Power Corp. 4.278% 2034[7]	2,000	2,122
NiSource Finance Corp. 2.65% 2022	1,775	1,759
Northern States Power Co. 2.20% 2020	21	21
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	258	257
Northern States Power Co. 4.125% 2044	11,000	11,369
NRG Energy, Inc. 7.25% 2026	2,000	2,185
NV Energy, Inc. 6.25% 2020	920	968
Pacific Gas and Electric Co. 3.50% 2020[12]	1,711	1,634
Pacific Gas and Electric Co. 2.45% 2022[12]	2,500	2,350
Pacific Gas and Electric Co. 3.85% 2023	7,032	6,680
Pacific Gas and Electric Co. 4.25% 2023[7,12]	20,167	19,537
Pacific Gas and Electric Co. 3.40% 2024[12]	2,910	2,735
Pacific Gas and Electric Co. 4.75% 2024[12]	3,532	3,347
Pacific Gas and Electric Co. 3.50% 2025	2,965	2,787
Pacific Gas and Electric Co. 2.95% 2026[12]	2,200	1,991
Pacific Gas and Electric Co. 3.30% 2027[12]	9,104	8,330
Pacific Gas and Electric Co. 4.65% 2028[7,12]	9,056	8,807
PacifiCorp., First Mortgage Bonds, 3.50% 2029	4,000	4,087
PacifiCorp., First Mortgage Bonds, 4.125% 2049	11,000	11,437
Progress Energy, Inc. 7.00% 2031	4,000	5,245
Progress Energy, Inc. 7.75% 2031	2,500	3,423
Public Service Co. of Colorado 2.25% 2022	298	294
Public Service Co. of Colorado 2.50% 2023	1,430	1,411
Public Service Enterprise Group Inc. 2.65% 2022	3,975	3,941
Puget Energy, Inc. 6.50% 2020	10,943	11,527
Puget Energy, Inc. 6.00% 2021	3,945	4,202
Puget Energy, Inc. 5.625% 2022	9,592	10,235
The Income Fund of America — Page 21 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Puget Energy, Inc. 3.65% 2025	$ 1,911	$ 1,909
SCANA Corp. 6.25% 2020	369	377
SCANA Corp. 4.75% 2021	5,693	5,822
SCANA Corp. 4.125% 2022	2,951	2,992
South Carolina Electric & Gas Co. 4.25% 2028	15,310	16,445
South Carolina Electric & Gas Co. 5.30% 2033	4,292	4,904
South Carolina Electric & Gas Co. 5.80% 2033	1,063	1,225
South Carolina Electric & Gas Co. 5.45% 2041	2,369	2,830
South Carolina Electric & Gas Co. 4.60% 2043	1,318	1,424
Southern California Edison Co. 2.90% 2021	10,848	10,818
Southern California Edison Co. 1.845% 2022	3,799	3,683
Southern California Edison Co. 2.40% 2022	2,446	2,397
Southern California Edison Co. 3.40% 2023	1,417	1,425
Southern California Edison Co. 3.50% 2023	6,255	6,313
Southern California Edison Co. 3.70% 2025	2,550	2,590
Southern California Edison Co. 3.65% 2028	8,831	8,743
Southern California Edison Co. 4.20% 2029	15,025	15,500
Southern California Edison Co. 5.50% 2040	38	42
Southern California Edison Co. 4.00% 2047	641	598
Southern California Edison Co. 4.125% 2048	3,065	2,907
Southern California Edison Co. 4.875% 2049	10,537	11,216
Southern California Edison Co., Series C, 3.60% 2045	7,828	6,930
State Grid Overseas Investment Ltd. 3.50% 2027[7]	2,000	1,996
Talen Energy Corp. 4.60% 2021	2,912	2,825
Talen Energy Corp. 9.50% 2022[7]	18,615	20,383
Talen Energy Corp. 6.50% 2025	180	159
Talen Energy Corp. 10.50% 2026[7]	5,305	5,569
Tampa Electric Co. 4.35% 2044	8,330	8,408
Tampa Electric Co. 4.45% 2049	1,735	1,798
Veolia Environnement 6.75% 2038	500	647
Virginia Electric and Power Co. 3.45% 2024	560	574
Virginia Electric and Power Co. 3.10% 2025	2,625	2,626
Virginia Electric and Power Co. 4.60% 2048	3,450	3,793
Vistra Operations Co. LLC 5.50% 2026[7]	1,885	1,946
		922,380
Materials 0.78%
AK Steel Holding Corp. 7.625% 2021	5,300	5,300
AK Steel Holding Corp. 6.375% 2025	1,400	1,179
AK Steel Holding Corp. 7.00% 2027	1,300	1,108
Ardagh Group SA 7.125% 2023[10]	1,250	1,255
Ardagh Packaging Finance 6.00% 2025[7]	8,980	9,070
Axalta Coating Systems LLC 4.875% 2024[7]	7,250	7,316
Ball Corp. 4.375% 2020	6,700	6,826
Berry Plastics Corp. 5.50% 2022	2,400	2,442
BWAY Parent Co. Inc. 5.50% 2024[7]	5,000	4,984
BWAY Parent Co. Inc. 7.25% 2025[7]	6,070	5,933
Carlyle Group LP 8.75% 2023[7,10]	2,435	2,429
CF Industries, Inc. 3.45% 2023	2,190	2,152
CF Industries, Inc. 4.95% 2043	14,860	13,091
CF Industries, Inc. 5.375% 2044	7,523	6,913
Chemours Co. 6.625% 2023	23,930	24,880
Chevron Phillips Chemical Co. LLC 3.30% 2023[7]	1,945	1,970
Cleveland-Cliffs Inc. 4.875% 2021	7,695	7,830
The Income Fund of America — Page 22 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Cleveland-Cliffs Inc. 4.875% 2024[7]	$14,650	$14,687
Cleveland-Cliffs Inc. 5.75% 2025	83,235	82,923
Cleveland-Cliffs Inc. 5.875% 2027[7]	48,845	47,319
Consolidated Energy Finance SA 6.50% 2026[7]	10,605	10,870
Constellium NV 5.875% 2026[7]	3,700	3,765
CRH America, Inc. 3.875% 2025[7]	2,000	2,022
CRH America, Inc. 5.125% 2045[7]	1,000	996
CVR Partners, LP 9.25% 2023[7]	14,250	14,962
Dow Chemical Co. 4.125% 2021	3,300	3,394
Dow Chemical Co. 4.55% 2025[7]	5,309	5,644
Dow Chemical Co. 4.80% 2028[7]	3,000	3,248
Dow Chemical Co. 4.625% 2044	1,200	1,204
Dow Chemical Co. 5.55% 2048[7]	1,100	1,253
DowDuPont Inc. 4.205% 2023	4,250	4,459
DowDuPont Inc. 4.493% 2025	10,076	10,819
DowDuPont Inc. 4.725% 2028	2,450	2,674
DowDuPont Inc. 5.419% 2048	3,500	4,051
First Quantum Minerals Ltd. 7.00% 2021[7]	2,044	2,086
First Quantum Minerals Ltd. 7.25% 2022[7]	11,175	11,343
First Quantum Minerals Ltd. 7.25% 2023[7]	6,975	6,914
First Quantum Minerals Ltd. 6.50% 2024[7]	21,266	20,149
First Quantum Minerals Ltd. 7.50% 2025[7]	66,175	64,190
First Quantum Minerals Ltd. 6.875% 2026[7]	23,600	22,066
Freeport-McMoRan Inc. 3.55% 2022	54,575	54,234
Freeport-McMoRan Inc. 6.875% 2023	3,050	3,229
FXI Holdings, Inc. 7.875% 2024[7]	10,275	9,723
Georgia-Pacific Corp. 2.539% 2019[7]	12,000	11,985
Greif, Inc. 6.50% 2027[7]	2,715	2,796
H.I.G. Capital, LLC 6.75% 2024[7]	17,740	17,341
Hexion Inc. 6.625% 2020[12]	5,585	4,454
Hexion Inc. 10.00% 2020[12]	4,850	3,892
Hexion Inc. 10.375% 2022[7]	3,765	2,965
Hexion Inc., Term Loan, (3-month USD-LIBOR + 2.75%) 5.35% 2020[8,9]	1,200	1,204
Holcim Ltd. 6.00% 2019[7]	1,607	1,636
Holcim Ltd. 5.15% 2023[7]	12,595	13,300
INEOS Group Holdings SA 5.625% 2024[7]	8,600	8,707
International Paper Co. 7.30% 2039	5,615	7,075
LSB Industries, Inc. 9.625% 2023[7]	17,350	18,087
LyondellBasell Industries NV 6.00% 2021	2,500	2,665
Mineral Resources Ltd. 8.125% 2027[7]	14,875	15,303
Mosaic Co. 3.25% 2022	1,500	1,505
Mosaic Co. 4.05% 2027	500	503
Neon Holdings, Inc. 10.125% 2026[7]	5,390	5,565
Nova Chemicals Corp. 5.25% 2027[7]	19,730	19,459
Novelis Corp. 6.25% 2024[7]	4,100	4,279
Nutrien Ltd. 5.00% 2049	850	907
Owens-Illinois, Inc. 5.875% 2023[7]	9,000	9,450
Platform Specialty Products Corp. 5.875% 2025[7]	2,650	2,726
Praxair, Inc. 3.00% 2021	2,500	2,526
Rayonier Advanced Materials Inc. 5.50% 2024[7]	13,933	13,341
Reynolds Group Inc. 5.75% 2020	9,638	9,679
Reynolds Group Inc. 7.00% 2024[7]	4,200	4,350
Ryerson Inc. 11.00% 2022[7]	48,221	51,205
S.P.C.M. SA 4.875% 2025[7]	9,190	9,006
The Income Fund of America — Page 23 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Sealed Air Corp. 5.25% 2023[7]	$ 1,855	$ 1,938
Sherwin-Williams Co. 2.75% 2022	4,400	4,373
Sherwin-Williams Co. 3.125% 2024	1,500	1,497
Sherwin-Williams Co. 3.45% 2027	4,712	4,664
Sherwin-Williams Co. 4.50% 2047	4,115	4,092
Standard Industries Inc. 6.00% 2025[7]	2,075	2,177
Starfruit US Holdco LLC 8.00% 2026[7]	5,490	5,648
Summit Materials, Inc. 6.125% 2023	9,550	9,765
Summit Materials, Inc. 6.50% 2027[7]	3,865	4,005
TPC Group Inc., 8.75% 2020[7]	870	865
Tronox Ltd. 5.75% 2025[7]	2,550	2,499
Tronox Ltd. 6.50% 2026[7]	16,164	16,366
Venator Materials Corp. 5.75% 2025[7]	25,470	24,133
Warrior Met Coal, Inc. 8.00% 2024[7]	6,193	6,491
Westlake Chemical Corp. 5.00% 2046	1,045	1,031
Westlake Chemical Corp. 4.375% 2047	915	830
Zekelman Industries Inc. 9.875% 2023[7]	4,846	5,128
		854,315
Industrials 0.78%
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,005
ACCO Brands Corp. 5.25% 2024[7]	3,500	3,474
ADT Corp. 3.50% 2022	18,700	18,209
Airbus Group SE 2.70% 2023[7]	885	880
Allison Transmission Holdings, Inc. 5.00% 2024[7]	16,505	16,755
American Airlines, Inc. 5.50% 2019[7]	2,350	2,373
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	4,774	4,953
ARAMARK Corp. 5.125% 2024	6,950	7,202
ARAMARK Corp. 5.00% 2028[7]	1,490	1,520
Ashtead Group PLC 4.125% 2025[7]	4,170	4,160
Associated Materials, LLC 9.00% 2024[7]	51,961	49,103
Avis Budget Group, Inc. 5.50% 2023	24,160	24,669
Avolon Holdings Funding Ltd. 3.625% 2022[7]	3,935	3,948
Avolon Holdings Funding Ltd. 3.95% 2024[7]	6,295	6,264
Beacon Roofing Supply, Inc. 4.875% 2025[7]	8,339	8,047
Boeing Co. 3.20% 2029	5,085	5,030
Boeing Co. 3.60% 2034	9,000	8,972
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[7]	2,750	2,870
Brand Energy 8.50% 2025[7]	9,200	8,671
Brookfield WEC Holdings Inc., Term Loan, (3-month USD-LIBOR + 3.50%) 5.983% 2025[8,9]	3,816	3,843
Brookfield WEC Holdings Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 9.233% 2026[8,9]	4,605	4,670
Builders FirstSource, Inc. 5.625% 2024[7]	12,109	12,185
CD&R Waterworks Merger Sub, LLC 6.125% 2025[7]	2,845	2,838
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021	1	1
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	1,946	2,027
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022	— [5]	— [5]
CSX Corp. 3.80% 2028	12,835	13,219
CSX Corp. 4.25% 2029	6,842	7,298
CSX Corp. 4.50% 2049	5,035	5,298
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	3,468	3,691
Dun & Bradstreet Corp. 10.25% 2027[7]	3,510	3,677
Dun & Bradstreet Corp. 6.875% 2026[7]	18,450	19,212
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.479% 2026[8,9]	8,470	8,545
ERAC USA Finance Co. 5.25% 2020[7]	5,000	5,159
The Income Fund of America — Page 24 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Euramax International, Inc. 12.00% 2020[7]	$26,149	$26,639
Fortive Corp. 2.35% 2021	2,825	2,797
GE Capital International Funding Co. 4.418% 2035	3,250	3,035
General Dynamics Corp. 3.50% 2025	7,110	7,364
General Dynamics Corp. 3.75% 2028	8,290	8,740
General Electric Capital Corp. 3.373% 2025	4,000	3,937
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,598
General Electric Co. 2.70% 2022	7,750	7,654
General Electric Co. 4.125% 2042	11,000	9,730
General Electric Co. 5.00% (undated) (3-month USD-LIBOR + 3.33% on 1/21/2021)[11]	95,170	90,248
Hardwoods Acquisition Inc. 7.50% 2021[7]	13,649	8,326
Harris Corp. 2.70% 2020	1,315	1,313
Harris Corp. 3.832% 2025	740	764
Hertz Global Holdings Inc. 7.625% 2022[7]	42,010	43,454
IHS Markit Ltd. 3.625% 2024	5,200	5,223
IHS Markit Ltd. 4.25% 2029	7,000	7,012
JELD-WEN Holding, Inc. 4.875% 2027[7]	4,595	4,400
KAR Auction Services, Inc. 5.125% 2025[7]	6,615	6,648
Kratos Defense & Security Solutions, Inc. 6.50% 2025[7]	1,130	1,202
Lockheed Martin Corp. 2.50% 2020	3,250	3,243
Lockheed Martin Corp. 3.10% 2023	695	703
Lockheed Martin Corp. 4.50% 2036	560	609
Lockheed Martin Corp. 4.70% 2046	4,560	5,130
LSC Communications, Inc. 8.75% 2023[7]	20,175	21,159
Multi-Color Corp. 4.875% 2025[7]	7,735	8,054
Navistar International Corp. 6.625% 2025[7]	1,720	1,763
Navistar International Corp., Term Loan, (3-month USD-LIBOR + 4.75%) 5.99% 2024[8,9]	1,960	1,964
Northrop Grumman Corp. 2.55% 2022	2,345	2,323
Northrop Grumman Corp. 2.93% 2025	9,570	9,476
Northrop Grumman Corp. 3.25% 2028	15,195	14,941
Pisces Parent LLC 8.00% 2026[7]	34,311	32,124
Pisces Parent LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 6.354% 2025[8,9]	4,501	4,452
PrimeSource Building Products Inc 9.00% 2023[7]	8,337	8,389
R.R. Donnelley & Sons Co. 7.875% 2021	2,014	2,087
R.R. Donnelley & Sons Co. 6.50% 2023	14,780	15,131
Rexnord Corp. 4.875% 2025[7]	7,845	7,894
Rockwell Collins, Inc. 2.80% 2022	3,645	3,638
Rockwell Collins, Inc. 3.20% 2024	6,370	6,375
Roper Technologies, Inc. 2.80% 2021	1,725	1,721
Sensata Technologies Holding BV 4.875% 2023[7]	2,700	2,822
Siemens AG 2.70% 2022[7]	1,780	1,777
Siemens AG 2.35% 2026[7]	3,960	3,756
Thomson Reuters Corp. 4.30% 2023	1,905	1,991
Thomson Reuters Corp. 5.65% 2043	1,425	1,526
TransDigm Inc. 6.25% 2026[7]	6,330	6,607
Union Pacific Corp. 3.75% 2025	4,720	4,913
Union Pacific Corp. 3.95% 2028	10,175	10,697
Union Pacific Corp. 3.70% 2029	7,845	8,051
Union Pacific Corp. 4.50% 2048	1,495	1,586
Union Pacific Corp. 4.30% 2049	1,675	1,726
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021	2,440	2,461
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024	4,328	4,569
United Rentals, Inc. 4.625% 2025	6,950	6,915
United Technologies Corp. 3.65% 2023	18,260	18,718
The Income Fund of America — Page 25 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Technologies Corp. 3.95% 2025	$14,140	$ 14,773
United Technologies Corp. 3.125% 2027	11,250	11,080
United Technologies Corp. 4.125% 2028	11,815	12,325
United Technologies Corp. 4.625% 2048	485	516
Vinci SA 3.75% 2029[7]	6,844	6,960
Virgin Australia Holdings Ltd. 8.50% 2019[7]	41,650	42,608
Virgin Australia Holdings Ltd. 7.875% 2021[7]	1,750	1,803
Westinghouse Air Brake Technologies Corp. 4.40% 2024[11]	17,587	18,090
		848,298
Consumer staples 0.59%
Altria Group, Inc. 9.25% 2019	16,584	16,859
Altria Group, Inc. 3.80% 2024	1,945	1,983
Altria Group, Inc. 4.40% 2026	10,058	10,410
Altria Group, Inc. 4.80% 2029	24,635	25,571
Altria Group, Inc. 9.95% 2038	23,500	33,980
Altria Group, Inc. 5.80% 2039	26,295	28,249
Altria Group, Inc. 4.50% 2043	4,000	3,642
Altria Group, Inc. 5.95% 2049	12,306	13,367
Anheuser-Busch Co./InBev Worldwide 4.90% 2046[7]	3,930	3,991
Anheuser-Busch InBev NV 4.15% 2025	6,000	6,269
Anheuser-Busch InBev NV 4.00% 2028	10,525	10,749
Anheuser-Busch InBev NV 4.75% 2029	5,756	6,163
Anheuser-Busch InBev NV 4.90% 2031	3,000	3,256
Anheuser-Busch InBev NV 5.45% 2039	6,000	6,558
Anheuser-Busch InBev NV 4.95% 2042	9,095	9,299
Anheuser-Busch InBev NV 4.60% 2048	1,915	1,868
Anheuser-Busch InBev NV 5.55% 2049	3,277	3,644
Avon Products, Inc. 7.875% 2022[7]	12,090	12,574
B&G Foods, Inc. 4.625% 2021	2,100	2,108
B&G Foods, Inc. 5.25% 2025	15,393	15,161
British American Tobacco International Finance PLC 3.95% 2025[7]	10,914	11,004
British American Tobacco PLC 2.764% 2022	9,140	9,018
British American Tobacco PLC 3.222% 2024	37,138	36,370
British American Tobacco PLC 3.557% 2027	29,543	28,163
British American Tobacco PLC 4.39% 2037	9,000	8,189
British American Tobacco PLC 4.54% 2047	10,440	9,304
Conagra Brands, Inc. 3.80% 2021	1,261	1,287
Conagra Brands, Inc. 4.30% 2024	15,832	16,478
Conagra Brands, Inc. 4.60% 2025	1,330	1,406
Conagra Brands, Inc. 5.30% 2038	9,664	10,006
Conagra Brands, Inc. 5.40% 2048	5,147	5,367
Constellation Brands, Inc. 2.65% 2022	14,345	14,199
Constellation Brands, Inc. 2.70% 2022	1,410	1,402
Constellation Brands, Inc. 3.20% 2023	16,799	16,898
Constellation Brands, Inc. 4.25% 2023	5,802	6,069
Constellation Brands, Inc. 3.60% 2028	1,850	1,836
Constellation Brands, Inc. 4.10% 2048	4,825	4,436
Costco Wholesale Corp. 2.30% 2022	3,500	3,474
Costco Wholesale Corp. 2.75% 2024	2,000	2,006
Cott Beverages Inc. 5.50% 2025[7]	6,825	6,936
Darling Ingredients Inc. 5.25% 2027[7]	935	954
Energizer Holdings, Inc. 6.375% 2026[7]	5,385	5,572
Energizer Holdings, Inc. 7.75% 2027[7]	1,810	1,966
The Income Fund of America — Page 26 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Energizer SpinCo Inc. 5.50% 2025[7]	$ 2,150	$ 2,178
First Quality Enterprises, Inc. 5.00% 2025[7]	6,875	6,858
First Quality Finance 4.625% 2021[7]	1,950	1,955
Imperial Tobacco Finance PLC 3.50% 2023[7]	10,000	10,031
Keurig Dr Pepper Inc. 4.057% 2023[7]	20,795	21,440
Keurig Dr Pepper Inc. 4.417% 2025[7]	9,913	10,359
Keurig Dr Pepper Inc. 4.597% 2028[7]	4,889	5,129
Keurig Dr Pepper Inc. 4.985% 2038[7]	8,185	8,483
Keurig Dr Pepper Inc. 5.085% 2048[7]	8,000	8,246
Lamb Weston Holdings, Inc. 4.625% 2024[7]	1,215	1,236
Molson Coors Brewing Co. 1.45% 2019	1,645	1,641
Molson Coors Brewing Co. 2.25% 2020	680	677
Molson Coors Brewing Co. 2.10% 2021	8,880	8,729
Molson Coors Brewing Co. 3.00% 2026	2,770	2,662
Molson Coors Brewing Co. 4.20% 2046	4,200	3,781
Pernod Ricard SA 4.45% 2022[7]	3,125	3,240
Philip Morris International Inc. 2.375% 2022	5,035	4,970
Philip Morris International Inc. 2.50% 2022	4,975	4,923
Philip Morris International Inc. 2.625% 2022	8,405	8,393
Philip Morris International Inc. 2.875% 2024	6,121	6,096
Philip Morris International Inc. 4.25% 2044	2,000	1,969
Post Holdings, Inc. 5.00% 2026[7]	6,075	6,075
Post Holdings, Inc. 5.625% 2028[7]	5,485	5,570
Prestige Brands International Inc. 5.375% 2021[7]	2,005	2,025
Reckitt Benckiser Treasury Services PLC 2.75% 2024[7]	1,350	1,324
Reynolds American Inc. 3.25% 2020	5,510	5,532
Reynolds American Inc. 3.25% 2022	5,647	5,610
Reynolds American Inc. 4.00% 2022	890	911
Reynolds American Inc. 4.45% 2025	9,133	9,430
Reynolds American Inc. 5.70% 2035	3,130	3,308
Reynolds American Inc. 5.85% 2045	16,200	16,802
Wal-Mart Stores, Inc. 3.125% 2021	8,500	8,611
Wal-Mart Stores, Inc. 2.35% 2022	4,000	3,972
Wal-Mart Stores, Inc. 3.40% 2023	3,170	3,261
Wal-Mart Stores, Inc. 2.85% 2024	5,752	5,781
Wal-Mart Stores, Inc. 3.05% 2026	2,225	2,250
Wal-Mart Stores, Inc. 3.70% 2028	6,204	6,504
Wal-Mart Stores, Inc. 3.25% 2029	3,228	3,264
WM. Wrigley Jr. Co. 2.90% 2019[7]	1,285	1,285
WM. Wrigley Jr. Co. 3.375% 2020[7]	11,000	11,112
		643,664
Information technology 0.44%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.851% 2025[8,9]	31,150	31,095
Almonde Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 6.101% 2024[8,9]	997	991
Apple Inc. 2.75% 2025	13,000	12,933
Apple Inc. 2.90% 2027	3,000	2,953
Apple Inc. 3.00% 2027	3,000	2,977
Apple Inc. 3.20% 2027	8,500	8,566
Apple Inc. 3.35% 2027	4,855	4,939
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.483% 2025[8,9]	3,985	4,066
Banff Merger Sub Inc. 9.75% 2026[7]	2,735	2,749
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.48% 2021[1,8,9]	5,857	5,850
Broadcom Inc. 4.25% 2026[7]	42,000	41,586
The Income Fund of America — Page 27 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom Inc. 4.75% 2029[7]	$38,084	$ 37,915
Broadcom Ltd. 3.00% 2022	12,750	12,682
Broadcom Ltd. 3.625% 2024	41,238	40,970
Broadcom Ltd. 3.875% 2027	37,645	36,031
Broadcom Ltd. 3.50% 2028	6,889	6,356
Camelot Finance SA 7.875% 2024[7]	15,691	16,593
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.86% 2025[8,9]	525	487
CommScope Finance LLC 8.25% 2027[7]	3,365	3,643
Dell Inc. 2.65% 2020	1,300	1,293
Dell Inc. 7.125% 2024[7]	3,225	3,412
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 11.75% 2022[8,9]	1,327	1,400
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 5.25% 2023[1,8,9]	5,975	5,616
Diebold, Inc. 8.50% 2024	5,030	4,225
Ellucian, Inc. 9.00% 2023[7]	775	808
Financial & Risk US Holdings, Inc. 6.25% 2026[7]	1,609	1,655
Financial & Risk US Holdings, Inc. 8.25% 2026[7]	7,525	7,645
First Data Corp. 5.75% 2024[7]	7,650	7,913
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[7]	10,025	11,001
Infor (US), Inc. 6.50% 2022	9,770	9,981
Infor Software 7.125% 2021[7,10]	22,525	22,666
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 6.227% 2024[8,9]	1,603	1,607
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 9.977% 2025[8,9]	4,585	4,608
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.736% 2023[8,9]	1,606	1,611
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.986% 2024[8,9]	27,510	28,490
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 6.229% 2024[8,9]	12,311	12,408
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 10.979% 2025[8,9]	160	163
Microsoft Corp. 1.55% 2021	4,500	4,410
Microsoft Corp. 2.65% 2022	6,000	6,040
Microsoft Corp. 2.875% 2024	6,865	6,934
Microsoft Corp. 3.30% 2027	2,375	2,436
Microsoft Corp. 4.20% 2035	6,000	6,543
Microsoft Corp. 4.25% 2047	1,750	1,918
QUALCOMM Inc. 4.30% 2047	2,665	2,702
Solera Holdings, Inc. 10.50% 2024[7]	3,350	3,651
Tempo Acquisition LLC 6.75% 2025[7]	4,300	4,413
Unisys Corp. 10.75% 2022[7]	21,490	23,908
Veritas Holdings Ltd. 7.50% 2023[7]	8,570	8,356
Veritas Holdings Ltd. 10.50% 2024[7]	2,144	1,967
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.733% 2026[8,9]	2,025	2,019
Visa Inc. 3.15% 2025	8,000	8,134
VMware, Inc. 2.95% 2022	2,500	2,488
		485,803
Real estate 0.30%
Alexandria Real Estate Equities, Inc. 2.75% 2020	795	794
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,600	1,656
Alexandria Real Estate Equities, Inc. 3.80% 2026	985	1,007
Alexandria Real Estate Equities, Inc. 4.30% 2026	2,200	2,299
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,695	1,726
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,355	1,432
American Campus Communities, Inc. 3.35% 2020	3,380	3,396
American Campus Communities, Inc. 3.75% 2023	3,985	4,045
American Campus Communities, Inc. 4.125% 2024	28,615	29,376
American Campus Communities, Inc. 3.625% 2027	765	752
The Income Fund of America — Page 28 of 45

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
American Tower Corp. 3.55% 2027	$ 2,525	$ 2,491
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,675
Brookfield Property REIT Inc. 5.75% 2026[7]	23,795	24,301
Corporate Office Properties LP 5.25% 2024	9,150	9,650
EPR Properties 4.75% 2026	3,495	3,605
EPR Properties 4.50% 2027	10,725	10,856
Equinix, Inc. 5.75% 2025	525	547
Equinix, Inc. 5.875% 2026	1,275	1,348
Equinix, Inc. 5.375% 2027	10,880	11,545
Essex Portfolio LP 3.625% 2022	9,550	9,727
Essex Portfolio LP 3.25% 2023	4,400	4,404
Essex Portfolio LP 3.875% 2024	5,900	6,048
Essex Portfolio LP 4.00% 2029	1,230	1,266
Hospitality Properties Trust 4.25% 2021	20,500	20,690
Hospitality Properties Trust 4.50% 2023	7,835	7,977
Hospitality Properties Trust 4.50% 2025	1,960	1,986
Hospitality Properties Trust 3.95% 2028	1,990	1,856
Host Hotels & Resorts LP 4.50% 2026	2,700	2,753
Howard Hughes Corp. 5.375% 2025[7]	14,391	14,585
Iron Mountain Inc. 5.75% 2024[6]	5,925	5,984
Iron Mountain Inc. 4.875% 2027[6,7]	8,595	8,380
Iron Mountain Inc. 5.25% 2028[6,7]	2,490	2,465
Kimco Realty Corp. 4.125% 2046	2,135	1,992
Medical Properties Trust, Inc. 5.00% 2027	7,000	7,035
Prologis, Inc. 4.25% 2023	25,000	26,462
Realogy Corp. 5.25% 2021[7]	15,650	15,787
Realogy Corp. 4.875% 2023[7]	8,210	7,869
Realogy Corp. 9.375% 2027[7]	13,585	14,145
SBA Communications Corp. 4.00% 2022	7,500	7,575
Scentre Group 2.375% 2021[7]	4,575	4,520
Scentre Group 3.25% 2025[7]	4,365	4,288
Scentre Group 3.50% 2025[7]	5,455	5,457
Scentre Group 3.75% 2027[7]	3,000	3,007
Select Income REIT 3.60% 2020	5,775	5,788
Select Income REIT 4.15% 2022	1,035	1,040
WEA Finance LLC 2.70% 2019[7]	5,620	5,618
WEA Finance LLC 3.25% 2020[7]	8,638	8,687
Westfield Corp. Ltd. 3.15% 2022[7]	6,020	6,056
		325,948
Total corporate bonds & notes		11,916,774
U.S. Treasury bonds & notes 9.84% U.S. Treasury 9.64%
U.S. Treasury 1.25% 2020	180,000	178,454
U.S. Treasury 1.375% 2020	180,000	177,737
U.S. Treasury 1.375% 2020	55,000	54,245
U.S. Treasury 1.375% 2020	23,000	22,787
U.S. Treasury 1.50% 2020	22,000	21,795
U.S. Treasury 1.625% 2020	20,000	19,866
U.S. Treasury 2.25% 2020	104,400	104,274
U.S. Treasury 2.375% 2020	522,300	522,190
U.S. Treasury 2.50% 2020	25,000	25,040
U.S. Treasury 2.625% 2020[13]	1,970,000	1,976,639
The Income Fund of America — Page 29 of 45

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.625% 2020	$ 57,585	$ 57,800
U.S. Treasury 2.75% 2020	6,500	6,538
U.S. Treasury 2.875% 2020	30,000	30,246
U.S. Treasury 1.375% 2021	129,000	126,963
U.S. Treasury 2.00% 2021	65,000	64,622
U.S. Treasury 2.125% 2021	33,000	32,903
U.S. Treasury 2.25% 2021	1,033,895	1,033,626
U.S. Treasury 2.25% 2021	500,000	499,755
U.S. Treasury 2.25% 2021	1,000	999
U.S. Treasury 2.375% 2021	17,000	17,033
U.S. Treasury 2.50% 2021	250,000	250,963
U.S. Treasury 2.50% 2021	120,000	120,414
U.S. Treasury 2.625% 2021	1,682,750	1,695,892
U.S. Treasury 2.625% 2021[13]	600,000	605,952
U.S. Treasury 2.625% 2021	1,000	1,007
U.S. Treasury 2.75% 2021	20,000	20,235
U.S. Treasury 1.875% 2022	49,000	48,440
U.S. Treasury 2.125% 2022	28,000	27,882
U.S. Treasury 2.375% 2022	1,000,000	1,004,180
U.S. Treasury 1.625% 2023	21,000	20,491
U.S. Treasury 1.75% 2023	4,900	4,803
U.S. Treasury 2.375% 2023	25,000	25,106
U.S. Treasury 2.50% 2023	36,056	36,384
U.S. Treasury 2.625% 2023	25,000	25,357
U.S. Treasury 2.75% 2023	123,800	126,208
U.S. Treasury 2.75% 2023	57,675	58,816
U.S. Treasury 2.75% 2023	42,500	43,290
U.S. Treasury 6.25% 2023	14,000	16,265
U.S. Treasury 2.125% 2024	10,000	9,927
U.S. Treasury 2.25% 2024	65,000	64,914
U.S. Treasury 2.00% 2025	184,000	180,051
U.S. Treasury 2.00% 2025	35,000	34,365
U.S. Treasury 2.25% 2025	22,000	21,828
U.S. Treasury 2.50% 2025	500	505
U.S. Treasury 2.625% 2025	70,000	71,092
U.S. Treasury 2.75% 2025	40,000	40,905
U.S. Treasury 2.75% 2025	9,000	9,202
U.S. Treasury 2.875% 2025	40,000	41,178
U.S. Treasury 2.875% 2025	30,000	30,890
U.S. Treasury 2.875% 2025	20,000	20,591
U.S. Treasury 1.625% 2026	30,000	28,567
U.S. Treasury 2.25% 2026	5,250	5,204
U.S. Treasury 2.50% 2026	14,000	14,100
U.S. Treasury 2.25% 2027	100	98
U.S. Treasury 2.375% 2027	750	746
U.S. Treasury 2.75% 2028	100	102
U.S. Treasury 2.875% 2028	62,810	64,794
U.S. Treasury 2.875% 2028	53,000	54,671
U.S. Treasury 5.50% 2028	1,000	1,248
U.S. Treasury 4.50% 2036	100	125
U.S. Treasury 4.50% 2038	100	127
U.S. Treasury 3.125% 2043	100	104
U.S. Treasury 3.75% 2043	1,500	1,724
U.S. Treasury 2.875% 2045[13]	77,075	76,436
The Income Fund of America — Page 30 of 45

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.00% 2045	$ 15,053	$ 15,286
U.S. Treasury 2.25% 2046[13]	120	105
U.S. Treasury 2.875% 2046[13]	72,970	72,256
U.S. Treasury 2.75% 2047	10,000	9,634
U.S. Treasury 3.00% 2047	617	626
U.S. Treasury 3.00% 2048	180	182
U.S. Treasury 3.125% 2048	17,250	17,883
U.S. Treasury 3.375% 2048[13]	2,643	2,876
U.S. Treasury 3.00% 2049[13]	542,530	549,572
		10,547,111
U.S. Treasury inflation-protected securities 0.20%
U.S. Treasury Inflation-Protected Security 0.50% 2024[14]	5,011	5,032
U.S. Treasury Inflation-Protected Security 0.625% 2024[14]	64,991	65,721
U.S. Treasury Inflation-Protected Security 0.375% 2025[14]	9,592	9,582
U.S. Treasury Inflation-Protected Security 0.375% 2027[14]	12,140	12,029
U.S. Treasury Inflation-Protected Security 0.50% 2028[14]	87,093	86,822
U.S. Treasury Inflation-Protected Security 1.375% 2044[14]	30,175	33,092
U.S. Treasury Inflation-Protected Security 0.875% 2047[14]	8,376	8,219
U.S. Treasury Inflation-Protected Security 1.00% 2049[14]	3,139	3,187
		223,684
Total U.S. Treasury bonds & notes		10,770,795
Mortgage-backed obligations 3.03%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[7,9,15]	13,175	13,356
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[7,9,15]	2,423	2,456
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[7,9,15]	3,650	3,671
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[1,7,9,15]	2,858	2,897
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 2035[15]	3,017	2,626
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 3.995% 2047[9,15]	2,186	1,854
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[15]	645	667
Fannie Mae 3.00% 2034[15,16]	141,956	142,640
Fannie Mae 6.50% 2047[15]	244	260
Fannie Mae 7.00% 2047[15]	278	307
Fannie Mae 7.00% 2047[15]	210	232
Fannie Mae 7.00% 2047[15]	141	156
Fannie Mae 7.00% 2047[15]	19	21
Fannie Mae Pool #MA0235 4.00% 2019[15]	101	104
Fannie Mae Pool #AE4094 3.50% 2020[15]	1	1
Fannie Mae Pool #MA0322 4.00% 2020[15]	233	240
Fannie Mae Pool #MA0517 4.00% 2020[15]	37	38
Fannie Mae Pool #MA0613 4.00% 2020[15]	31	32
Fannie Mae Pool #MA0459 4.00% 2020[15]	30	31
Fannie Mae Pool #935986 4.00% 2020[15]	25	26
Fannie Mae Pool #255724 4.00% 2020[15]	5	5
Fannie Mae Pool #MA3904 4.00% 2021[15]	55	57
Fannie Mae Pool #AL0956 4.00% 2021[15]	44	45
Fannie Mae Pool #AL0202 4.00% 2021[15]	27	28
Fannie Mae Pool #MA0688 4.00% 2021[15]	13	13
Fannie Mae Pool #885290 6.00% 2021[15]	29	30
Fannie Mae Pool #MA1019 3.50% 2022[15]	3	3
Fannie Mae Pool #MA1632 3.50% 2023[15]	70	72
Fannie Mae Pool #MA1720 3.50% 2023[15]	36	37
The Income Fund of America — Page 31 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AS1971 3.50% 2024[15]	$ 8	$ 8
Fannie Mae Pool #932118 4.00% 2024[15]	1,302	1,341
Fannie Mae Pool #AC2995 4.00% 2024[15]	1,072	1,105
Fannie Mae Pool #AC1224 4.00% 2024[15]	957	991
Fannie Mae Pool #930902 4.00% 2024[15]	874	901
Fannie Mae Pool #310116 4.00% 2024[15]	470	484
Fannie Mae Pool #AC8539 4.00% 2024[15]	446	459
Fannie Mae Pool #931482 4.00% 2024[15]	341	351
Fannie Mae Pool #BM1378 4.00% 2024[15]	289	298
Fannie Mae Pool #BM4112 4.00% 2024[15]	180	186
Fannie Mae Pool #AC0401 4.00% 2024[15]	54	56
Fannie Mae Pool #AA4367 4.00% 2024[15]	25	26
Fannie Mae Pool #930740 4.00% 2024[15]	4	5
Fannie Mae Pool #932119 4.50% 2024[15]	705	727
Fannie Mae Pool #995265 5.50% 2024[15]	53	56
Fannie Mae Pool #AE7758 3.50% 2025[15]	1,134	1,159
Fannie Mae Pool #AE9743 3.50% 2025[15]	995	1,017
Fannie Mae Pool #AB1779 3.50% 2025[15]	802	820
Fannie Mae Pool #AA4742 3.50% 2025[15]	374	382
Fannie Mae Pool #MA2200 3.50% 2025[15]	64	65
Fannie Mae Pool #AD5093 3.50% 2025[15]	23	23
Fannie Mae Pool #AD8191 4.00% 2025[15]	286	296
Fannie Mae Pool #AE0971 4.00% 2025[15]	37	38
Fannie Mae Pool #AD3942 4.00% 2025[15]	12	12
Fannie Mae Pool #AB1066 4.00% 2025[15]	5	5
Fannie Mae Pool #AD6392 4.50% 2025[15]	625	644
Fannie Mae Pool #AD3149 4.50% 2025[15]	348	358
Fannie Mae Pool #AD6119 4.50% 2025[15]	331	338
Fannie Mae Pool #AD5692 4.50% 2025[15]	319	329
Fannie Mae Pool #AH7831 3.50% 2026[15]	842	860
Fannie Mae Pool #AE0676 3.50% 2026[15]	604	617
Fannie Mae Pool #AB2446 3.50% 2026[15]	285	292
Fannie Mae Pool #AH3552 3.50% 2026[15]	202	206
Fannie Mae Pool #AH5616 3.50% 2026[15]	43	44
Fannie Mae Pool #AL0238 3.50% 2026[15]	35	35
Fannie Mae Pool #AB2054 3.50% 2026[15]	4	4
Fannie Mae Pool #BM4203 4.00% 2026[15]	4,376	4,507
Fannie Mae Pool #AI6180 4.00% 2026[15]	164	169
Fannie Mae Pool #AH6941 4.00% 2026[15]	6	6
Fannie Mae Pool #888204 6.00% 2026[15]	600	649
Fannie Mae Pool #BM4537 3.50% 2027[15]	863	882
Fannie Mae Pool #AL6615 3.50% 2027[15]	690	707
Fannie Mae Pool #AX5306 3.50% 2027[15]	335	342
Fannie Mae Pool #AK9469 3.50% 2027[15]	93	96
Fannie Mae Pool #MA3075 3.50% 2027[15]	67	68
Fannie Mae Pool #AL2224 3.50% 2027[15]	25	26
Fannie Mae Pool #BM4533 4.00% 2027[15]	2,611	2,690
Fannie Mae Pool #AL5515 4.00% 2027[15]	44	46
Fannie Mae Pool #AL6203 3.50% 2028[15]	705	720
Fannie Mae Pool #MA3366 3.50% 2028[15]	280	287
Fannie Mae Pool #MA3542 3.50% 2028[15]	66	67
Fannie Mae Pool #AL5742 3.50% 2029[15]	1,912	1,957
Fannie Mae Pool #AL8347 4.00% 2029[15]	791	820
Fannie Mae Pool #AL9742 4.00% 2029[15]	459	473
Fannie Mae Pool #AL7504 3.50% 2030[15]	903	924
The Income Fund of America — Page 32 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL8841 3.50% 2031[15]	$ 323	$ 330
Fannie Mae Pool #BM5504 4.00% 2031[15]	1,018	1,050
Fannie Mae Pool #890805 4.00% 2031[15]	961	990
Fannie Mae Pool #MA3489 3.50% 2033[15]	14,732	15,050
Fannie Mae Pool #MA3540 3.50% 2033[15]	163	167
Fannie Mae Pool #MA3541 4.00% 2033[15]	933	961
Fannie Mae Pool #BM5494 4.00% 2033[15]	357	368
Fannie Mae Pool #BJ6249 4.00% 2033[15]	252	261
Fannie Mae Pool #254767 5.50% 2033[15]	232	254
Fannie Mae Pool #MA3657 3.00% 2034[15]	88,000	88,495
Fannie Mae Pool #MA3611 4.00% 2034[15]	428	442
Fannie Mae Pool #BN1085 4.00% 2034[15]	39	40
Fannie Mae Pool #735228 5.50% 2035[15]	208	229
Fannie Mae Pool #AS8554 3.00% 2036[15]	37,068	37,120
Fannie Mae Pool #AS8355 3.00% 2036[15]	18,255	18,280
Fannie Mae Pool #BE4703 3.00% 2036[15]	971	972
Fannie Mae Pool #888795 5.50% 2036[15]	1,258	1,385
Fannie Mae Pool #256308 6.00% 2036[15]	388	434
Fannie Mae Pool #878099 6.00% 2036[15]	322	360
Fannie Mae Pool #880426 6.00% 2036[15]	67	72
Fannie Mae Pool #AS8628 3.00% 2037[15]	18,402	18,428
Fannie Mae Pool #AS8773 3.00% 2037[15]	11,247	11,263
Fannie Mae Pool #MA2897 3.00% 2037[15]	11,135	11,150
Fannie Mae Pool #888637 6.00% 2037[15]	2,174	2,433
Fannie Mae Pool #950991 6.00% 2037[15]	780	872
Fannie Mae Pool #936999 6.00% 2037[15]	634	701
Fannie Mae Pool #941315 6.50% 2037[15]	265	292
Fannie Mae Pool #945832 6.50% 2037[15]	99	113
Fannie Mae Pool #995674 6.00% 2038[15]	1,241	1,387
Fannie Mae Pool #929964 6.00% 2038[15]	712	797
Fannie Mae Pool #AE0967 3.50% 2039[15]	190	193
Fannie Mae Pool #932274 4.50% 2039[15]	12,880	13,654
Fannie Mae Pool #AC0479 6.00% 2039[15]	493	536
Fannie Mae Pool #AE0443 6.50% 2039[15]	248	282
Fannie Mae Pool #AE8752 4.00% 2040[15]	6,468	6,712
Fannie Mae Pool #AE4483 4.00% 2040[15]	3,733	3,865
Fannie Mae Pool #AE8073 4.00% 2040[15]	255	265
Fannie Mae Pool #AH0861 4.50% 2040[15]	28	30
Fannie Mae Pool #AE9377 4.50% 2040[15]	26	27
Fannie Mae Pool #AD4927 5.00% 2040[15]	3,546	3,814
Fannie Mae Pool #AE0828 3.50% 2041[15]	108	110
Fannie Mae Pool #AL1102 4.00% 2041[15]	5,825	6,068
Fannie Mae Pool #AL0766 4.00% 2041[15]	4,530	4,716
Fannie Mae Pool #AB4050 4.00% 2041[15]	442	460
Fannie Mae Pool #AJ4189 4.00% 2041[15]	268	280
Fannie Mae Pool #AJ4154 4.00% 2041[15]	251	261
Fannie Mae Pool #AJ0257 4.00% 2041[15]	115	120
Fannie Mae Pool #AB2470 4.50% 2041[15]	117	125
Fannie Mae Pool #AI8482 5.00% 2041[15]	240	258
Fannie Mae Pool #AI5571 5.00% 2041[15]	225	242
Fannie Mae Pool #AI3422 5.00% 2041[15]	185	199
Fannie Mae Pool #AI4836 5.00% 2041[15]	160	173
Fannie Mae Pool #AB5377 3.50% 2042[15]	28,489	28,985
Fannie Mae Pool #AO9140 3.50% 2042[15]	10,753	10,939
Fannie Mae Pool #AK6740 4.00% 2042[15]	5,001	5,209
The Income Fund of America — Page 33 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL2745 4.00% 2042[15]	$ 2,124	$ 2,213
Fannie Mae Pool #890407 4.00% 2042[15]	703	731
Fannie Mae Pool #AU3742 3.50% 2043[15]	20,032	20,380
Fannie Mae Pool #AU8813 4.00% 2043[15]	2,524	2,645
Fannie Mae Pool #AU9348 4.00% 2043[15]	1,808	1,895
Fannie Mae Pool #AU9350 4.00% 2043[15]	1,663	1,733
Fannie Mae Pool #AX2572 4.00% 2044[15]	27,951	28,858
Fannie Mae Pool #AL8354 3.50% 2045[15]	12,120	12,349
Fannie Mae Pool #AS5722 3.50% 2045[15]	10,875	11,020
Fannie Mae Pool #AZ7366 4.00% 2045[15]	37,830	39,403
Fannie Mae Pool #AS6348 4.00% 2045[15]	6,273	6,534
Fannie Mae Pool #BC4764 3.00% 2046[15]	62,439	61,831
Fannie Mae Pool #BC0157 3.50% 2046[15]	51,320	52,103
Fannie Mae Pool #AL8522 3.50% 2046[15]	23,697	24,146
Fannie Mae Pool #AS7388 3.50% 2046[15]	23,759	24,060
Fannie Mae Pool #BD7522 3.50% 2046[15]	23,466	23,753
Fannie Mae Pool #BC6009 3.50% 2046[15]	20,025	20,290
Fannie Mae Pool #CA1761 3.50% 2046[15]	9,932	10,064
Fannie Mae Pool #BD8705 3.50% 2046[15]	6,263	6,338
Fannie Mae Pool #MA3147 3.00% 2047[15]	23	23
Fannie Mae Pool #BE7961 3.50% 2047[15]	12,521	12,669
Fannie Mae Pool #BH4084 3.50% 2047[15]	8,768	8,861
Fannie Mae Pool #CA0487 3.50% 2047[15]	4,682	4,731
Fannie Mae Pool #BM3065 3.50% 2047[15]	2,186	2,209
Fannie Mae Pool #CA0770 3.50% 2047[15]	1,285	1,299
Fannie Mae Pool #BH7772 3.50% 2047[15]	994	1,005
Fannie Mae Pool #AS9454 4.00% 2047[15]	50,344	51,939
Fannie Mae Pool #AS9313 4.00% 2047[15]	22,138	23,003
Fannie Mae Pool #MA3121 4.00% 2047[15]	14,337	14,789
Fannie Mae Pool #CA2690 3.00% 2048[15]	16	15
Fannie Mae Pool #MA3305 3.50% 2048[15]	99,897	101,018
Fannie Mae Pool #MA3332 3.50% 2048[15]	63,294	63,962
Fannie Mae Pool #BJ3775 3.50% 2048[15]	20,772	20,991
Fannie Mae Pool #BJ0648 3.50% 2048[15]	5,083	5,137
Fannie Mae Pool #MA3276 3.50% 2048[15]	4,952	5,007
Fannie Mae Pool #BN2844 3.50% 2048[15]	1,347	1,361
Fannie Mae Pool #BM4703 3.50% 2048[15]	1,076	1,087
Fannie Mae Pool #CA2626 4.00% 2048[15]	38,049	39,627
Fannie Mae Pool #MA3357 4.00% 2048[15]	31,314	32,256
Fannie Mae Pool #MA3306 4.00% 2048[15]	25,718	26,483
Fannie Mae Pool #MA3467 4.00% 2048[15]	15,425	15,871
Fannie Mae Pool #MA3443 4.00% 2048[15]	1,135	1,168
Fannie Mae Pool #BK0920 4.00% 2048[15]	604	621
Fannie Mae Pool #CA2204 4.50% 2048[15]	61,132	63,897
Fannie Mae Pool #MA3637 3.50% 2049[15]	80,492	81,298
Fannie Mae Pool #BN3127 3.50% 2049[15]	4,883	4,931
Fannie Mae Pool #CA2936 4.00% 2049[15]	25,954	27,030
Fannie Mae, Series 2001-4, Class NA, 9.053% 2025[9,15]	— [5]	— [5]
Fannie Mae, Series 2001-4, Class GA, 9.182% 2025[9,15]	10	11
Fannie Mae, Series 2001-20, Class E, 9.527% 2031[9,15]	10	10
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[15]	2,322	2,570
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[15]	1,019	1,144
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[15]	205	233
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[15]	206	230
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[15]	134	155
The Income Fund of America — Page 34 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2002-W1, Class 2A, 5.752% 2042[9,15]	$ 400	$ 429
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[9,15]	4,243	4,218
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[15]	9,193	9,171
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[15]	6,387	6,404
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[9,15]	8,040	8,282
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[9,15]	8,971	9,286
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[9,15]	7,990	8,146
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[9,15]	9,611	9,933
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.567% 2026[9,15]	16,665	16,188
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[1,7,15]	11,830	12,007
Freddie Mac 3.50% 2026[15]	15,926	16,305
Freddie Mac 3.00% 2033[15]	1,680	1,691
Freddie Mac 3.00% 2033[15]	70	70
Freddie Mac 3.50% 2033[15]	7,476	7,645
Freddie Mac 4.50% 2035[15]	6,305	6,704
Freddie Mac 3.00% 2036[15]	890	893
Freddie Mac 3.00% 2036[15]	569	571
Freddie Mac 6.50% 2038[15]	624	696
Freddie Mac 4.50% 2039[15]	615	650
Freddie Mac 5.00% 2039[15]	931	998
Freddie Mac 5.00% 2039[15]	580	624
Freddie Mac 4.50% 2040[15]	14,321	15,239
Freddie Mac 4.00% 2041[15]	1,110	1,150
Freddie Mac 4.50% 2041[15]	1,200	1,274
Freddie Mac 4.50% 2041[15]	1,181	1,257
Freddie Mac 4.50% 2041[15]	937	995
Freddie Mac 5.00% 2041[15]	79	85
Freddie Mac 4.50% 2042[15]	2,225	2,367
Freddie Mac 4.50% 2042[15]	1,328	1,412
Freddie Mac 4.00% 2043[15]	3,952	4,120
Freddie Mac 4.00% 2043[15]	3,715	3,875
Freddie Mac 4.00% 2043[15]	2,049	2,149
Freddie Mac 4.00% 2043[15]	1,230	1,272
Freddie Mac 4.00% 2045[15]	22,543	23,503
Freddie Mac 3.00% 2046[15]	10,197	10,134
Freddie Mac 4.00% 2046[15]	18,583	19,250
Freddie Mac 4.00% 2046[15]	13,655	14,156
Freddie Mac 4.00% 2046[15]	11,670	12,098
Freddie Mac 4.50% 2046[15]	10,790	11,312
Freddie Mac 4.50% 2046[15]	2,826	2,965
Freddie Mac 3.50% 2047[15]	81,511	82,539
Freddie Mac 3.50% 2047[15]	36,457	36,904
Freddie Mac 3.50% 2047[15]	23,414	23,698
Freddie Mac 3.50% 2047[15]	20,731	20,992
Freddie Mac 3.50% 2047[15]	9,574	9,690
Freddie Mac 3.50% 2047[15]	1,707	1,727
Freddie Mac 4.00% 2047[15]	32,403	33,398
Freddie Mac 3.50% 2048[15]	22,174	22,442
Freddie Mac 3.50% 2048[15]	20,249	20,494
Freddie Mac 3.50% 2048[15]	17,806	18,021
Freddie Mac 3.50% 2048[15]	2,010	2,041
Freddie Mac 4.00% 2048[15]	74,486	76,571
Freddie Mac 4.00% 2048[15]	57,993	59,612
Freddie Mac 4.00% 2048[15]	5,050	5,213
Freddie Mac Pool #J38004 3.00% 2032[15]	1,814	1,829
The Income Fund of America — Page 35 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G18701 3.00% 2033[15]	$ 1,471	$ 1,480
Freddie Mac Pool #G18695 3.00% 2033[15]	1,000	1,006
Freddie Mac Pool #G18729 3.00% 2034[15]	5,532	5,566
Freddie Mac Pool #G18719 3.00% 2034[15]	1,979	1,991
Freddie Mac Pool #G18722 3.00% 2034[15]	1,973	1,985
Freddie Mac Pool #G18732 3.00% 2034[15]	1,615	1,626
Freddie Mac Pool #G18725 3.00% 2034[15]	1,461	1,470
Freddie Mac Pool #J40197 3.00% 2034[15]	1,457	1,466
Freddie Mac Pool #G61161 3.50% 2047[15]	6,022	6,098
Freddie Mac Pool #G08799 3.00% 2048[15]	62,123	61,441
Freddie Mac, Series 2890, Class KT, 4.50% 2019[15]	30	30
Freddie Mac, Series 2289, Class NB, 9.00% 2022[9,15]	1	1
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 4.677% 2024[9,15]	3,602	3,672
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 4.427% 2025[9,15]	2,285	2,323
Freddie Mac, Series 3257, Class PA, 5.50% 2036[15]	2,320	2,588
Freddie Mac, Series 3286, Class JN, 5.50% 2037[15]	1,812	1,931
Freddie Mac, Series 3318, Class JT, 5.50% 2037[15]	1,017	1,098
Freddie Mac, Series K036, Class A1, Multi Family, 2.777% 2023[15]	6,737	6,757
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[9,15]	10,500	11,071
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[15]	11,055	11,330
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[15]	6,340	6,440
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[15]	7,695	7,858
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[9,15]	5,700	5,818
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[9,15]	5,240	5,389
Freddie Mac, Series K072, Class A2, Multi Family, 3.444% 2027[15]	1,980	2,058
Freddie Mac, Series K075, Class A2, Multi Family, 3.65% 2028[9,15]	11,045	11,648
Freddie Mac, Series K077, Class A2, Multi Family, 3.85% 2028[15]	5,395	5,768
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[15]	8,965	9,624
Freddie Mac, Series K080, Class A2, Multi Family, 3.926% 2028[9,15]	15,705	16,890
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[15]	14,919	14,883
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.50% 2056[15]	14,369	14,422
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.75% 2056[9,15]	14,119	14,092
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[15]	14,189	14,009
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[15]	1,663	1,660
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[9,15]	3,535	3,511
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[15]	2,784	2,792
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[1,15]	8,196	8,560
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[15]	5,039	5,139
Freddie Mac, Multi Family, Series K089, Class A2, 3.563% 2029[15]	5,755	6,032
Government National Mortgage Assn. 4.50% 2041[15]	761	792
Government National Mortgage Assn. 4.00% 2048[15]	31,566	32,537
Government National Mortgage Assn. 4.00% 2048[15]	18,956	19,591
Government National Mortgage Assn. 4.00% 2048[15]	5,093	5,276
Government National Mortgage Assn. 4.00% 2049[15,16]	11,173	11,508
Government National Mortgage Assn. 4.50% 2049[15]	108,084	112,475
Government National Mortgage Assn. 4.50% 2049[15]	19,998	20,805
Government National Mortgage Assn. 4.50% 2049[15]	15,563	16,191
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[15]	45,336	46,735
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.812% 2036[9,15]	3,388	3,040
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 2047[15]	688	692
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[7,15]	2,070	2,184
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[9,15]	113	113
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[7,15]	6,370	6,460
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[7,9,15]	7,436	7,602
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[7,9,15]	4,937	4,952
The Income Fund of America — Page 36 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A3, 3.754% 2049[7,9,15]	$ 6,000	$ 6,019
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.986% 2036[9,15]	2,082	1,788
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 2058[7,9,15]	3,391	3,411
Uniform Mortgage-Backed Security 3.00% 2049[15,16]	347,899	343,557
Uniform Mortgage-Backed Security 3.50% 2049[15,16]	255,700	257,870
		3,320,901
Federal agency bonds & notes 0.62%
Fannie Mae 2.75% 2021	90,000	90,894
Fannie Mae 6.25% 2029	32,000	41,791
Federal Home Loan Bank 1.50% 2019	50,000	49,791
Federal Home Loan Bank 2.125% 2020	95,000	94,772
Federal Home Loan Bank 2.375% 2020	125,000	125,005
Freddie Mac 1.875% 2020	75,000	74,527
Freddie Mac 2.50% 2020	200,000	200,200
		676,980
Asset-backed obligations 0.13%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[7,15]	8,000	7,984
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40% 2021[15]	2,223	2,222
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.602% 2025[7,9,15]	797	797
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.65% 2025[15]	450	451
Cloud Pass-Through Trust, Series 19-1A, Class CLOU, 3.554% 2022[7,9,15]	5,160	5,169
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[7,15]	3,805	3,810
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[7,15]	1,040	1,044
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.613% 2037[9,15]	758	724
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.623% 2037[9,15]	1,360	1,315
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[15]	3,375	3,395
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[15]	6,350	6,401
Exeter Automobile Receivables Trust, Series 2019-2, Class B, 3.06% 2023[7,15]	4,490	4,496
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[7,15]	3,570	3,585
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[7,15]	8,000	8,047
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[7,15]	9,500	9,496
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[7,15]	10,105	10,311
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[7,15]	9,000	9,167
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[7,15]	12,442	12,441
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[7,15]	4,248	4,281
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[15]	605	604
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[7,15]	3,765	3,773
IndyMac Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 2.637% 2037[9,15]	770	752
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[7,9,15]	2,575	2,582
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[15]	1,876	1,876
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[7,15]	2,553	2,549
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.627% 2025[7,9,15]	4,074	4,075
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[7,15]	7,815	7,824
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[7,15]	1,861	1,861
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[7,15]	4,273	4,401
The Income Fund of America — Page 37 of 45

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[7,15]	$ 4,278	$ 4,260
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[15]	9,025	9,182
		138,875
Municipals 0.13% Illinois 0.13%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	22,790	22,877
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	6,200	6,381
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	10,180	10,399
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	2,500	2,630
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	800	937
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	75,200	73,975
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	6,445	6,635
G.O. Bonds, Series 2019-A, 4.00% 2023	12,000	12,054
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	595	632
		136,520
Puerto Rico 0.00%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 4.90% 2020	270	268
		136,788
Bonds & notes of governments & government agencies outside the U.S. 0.06%
CPPIB Capital Inc. 1.25% 2019[7]	3,900	3,881
CPPIB Capital Inc. 2.375% 2021[7]	8,000	7,992
Portuguese Republic 5.125% 2024	17,929	19,565
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[7]	1,862	1,939
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[7]	1,020	1,095
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[7]	395	450
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[7]	655	752
Qatar (State of) 3.875% 2023[7]	3,050	3,153
Qatar (State of) 3.375% 2024[7]	3,000	3,045
Qatar (State of) 4.00% 2029[7]	1,447	1,509
Qatar (State of) 4.817% 2049[7]	3,000	3,229
Saudi Arabia (Kingdom of) 2.875% 2023[7]	2,300	2,285
Saudi Arabia (Kingdom of) 4.00% 2025[7]	11,475	11,902
		60,797
Total bonds, notes & other debt instruments (cost: $26,777,952,000)		27,021,910
Short-term securities 8.40% Money market investments 6.61%	Shares
Capital Group Central Cash Fund[6]	72,359,784	7,235,255
The Income Fund of America — Page 38 of 45

unaudited
Short-term securities (continued) Other short-term securities 1.79%	Principal amount (000)	Value (000)
U.S. Treasury Bills 2.32-2.46% due 7/18/2019-1/30/2020	$1,970,000	$ 1,959,446
Total short-term securities (cost: $9,194,790,000)		9,194,701
Total investment securities 100.76% (cost: $91,308,615,000)		110,255,589
Other assets less liabilities (0.76)%		(829,877)
Net assets 100.00%		$109,425,712
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 4/30/2019[18] (000)	Unrealized appreciation (depreciation) at 4/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	16,092	July 2019	$3,218,400	$3,427,722	$ 2,977
5 Year U.S. Treasury Note Futures	Long	3,749	July 2019	374,900	433,537	901
10 Year U.S. Treasury Note Futures	Short	266	June 2019	(26,600)	(32,897)	40
10 Year Ultra U.S. Treasury Note Futures	Short	4,419	June 2019	(441,900)	(582,342)	(5,594)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,099	June 2019	109,900	180,545	1,384
						$(292)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 4/30/2019 (000)
Purchases (000)	Sales (000)
USD46,976	AUD66,000	JPMorgan Chase	5/7/2019	$ 441
USD7,115	AUD10,000	JPMorgan Chase	5/7/2019	65
AUD10,000	USD7,119	JPMorgan Chase	5/7/2019	(69)
				$437
The Income Fund of America — Page 39 of 45

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended April 30, 2019, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 4/30/2019 (000)
Common stocks 3.31%
Information technology 0.00%
Corporate Risk Holdings Corp.[1,2,3,4,19]	11,149	—	—	11,149	$ —	$ —	$ —	$ —
Corporate Risk Holdings I, Inc.[1,2,3,19]	2,205,215	—	—	2,205,215	891	259	—	—
								—
Health care 0.00%
Rotech Healthcare Inc.[1,2,3,4]	543,172	—	—	543,172	—	2,173	—	3,259
Industrials 0.93%
Edenred SA	12,231,900	—	—	12,231,900	—	94,753	—	576,348
Hubbell Inc.	3,430,000	—	—	3,430,000	—	14,921	8,404	437,668
R.R. Donnelley & Sons Co.[19]	4,319,407	—	4,319,407	—	(77,142)	73,798	43	—
Douglas Dynamics, Inc.[19]	1,300,000	—	1,300,000	—	27,796	(44,801)	689	—
								1,014,016
Real estate 0.90%
Iron Mountain Inc. REIT	15,215,400	1,029,600	—	16,245,000	—	(42,110)	26,158	527,638
Gaming and Leisure Properties, Inc. REIT	7,268,000	4,110,000	—	11,378,000	—	43,404	15,144	459,444
Redwood Trust, Inc. REIT[19]	5,444,717	—	2,123,558	3,321,159	(6,829)	4,408	1,821	—
								987,082
Energy 0.03%
Ascent Resources - Utica, LLC, Class A1,2,3,4	110,214,618	—	—	110,214,618	—	(11,021)	—	24,247
White Star Petroleum Corp., Class A1,2,3,4	6,511,401	—	—	6,511,401	—	(2,149)	—	2,279
								26,526
Consumer discretionary 0.10%
Domino’s Pizza Group PLC	6,399,261	24,271,862	—	30,671,123	—	(10,497)	2,998	106,987
Nokian Renkaat Oyj[19]	8,447,624	—	3,359,432	5,088,192	(17,696)	(67,887)	9,056	—
								106,987
Materials 0.80%
WestRock Co.	14,266,832	1,808,000	—	16,074,832	—	(289,910)	20,535	616,952
Boral Ltd.	76,201,575	—	—	76,201,575	—	(115,949)	14,724	260,534
								877,486
Utilities 0.55%
AES Corp.	21,000,000	14,402,000	—	35,402,000	—	123,521	16,776	606,082
Total common stocks								3,621,438
The Income Fund of America — Page 40 of 45

unaudited
Investments in affiliates  (continued)

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 4/30/2019 (000)
Bonds, notes & other debt instruments 0.09%
Health care 0.04%
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 3.25%) 5.752% 2023[1,2,8,9]	$14,558,438	—	$1,373,438	$13,185,000	$ —	$ —	$ 802	$ 13,185
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.80% 2023 (100% PIK)[1,2,8,9,10]	$29,096,192	$3,111,879	$547,370	$31,660,701	—	2,553	3,229	31,567
								44,752
Energy 0.01%
Ascent Resources - Utica LLC 10.00% 2022[7]	$810,000	$2,180,000	$285,000	$2,705,000	29	55	118	2,976
Ascent Resources - Utica LLC 7.00% 2026[7]	—	$5,715,000	—	$5,715,000	—	(77)	224	5,601
								8,577
Utilities 0.02%
AES Corp. 4.00% 2021	—	$3,200,000	$750,000	$2,450,000	4	50	65	2,481
AES Corp. 4.50% 2023	—	$1,300,000	—	$1,300,000	—	43	32	1,324
AES Corp. 4.875% 2023	$2,000,000	$1,225,000	—	$3,225,000	—	40	110	3,283
AES Corp. 5.50% 2025	$28,889,000	$1,000,000	$16,600,000	$13,289,000	976	(657)	1,227	13,827
AES Corp. 6.00% 2026	$14,410,000	—	$10,260,000	$4,150,000	393	(285)	262	4,409
AES Corp. 5.125% 2027	$955,000	—	—	$955,000	—	29	37	996
								26,320
Industrials 0.00%
R.R. Donnelley & Sons Co. 7.625% 2020[19]	$6,707,000	—	$6,707,000	—	229	(7)	85	—
R.R. Donnelley & Sons Co. 7.875% 2021[19]	$21,445,000	—	$19,431,000	$2,014,000	762	73	515	—
R.R. Donnelley & Sons Co. 6.50% 2023[19]	$14,780,000	—	—	$14,780,000	—	251	783	—
								—
Real estate 0.02%
Iron Mountain Inc. 5.75% 2024	$5,325,000	$600,000	—	$5,925,000	—	96	257	5,984
Iron Mountain Inc. 4.875% 2027[7]	$15,905,000	$5,660,000	$12,970,000	$8,595,000	(346)	1,464	678	8,380
Iron Mountain Inc. 5.25% 2028[7]	$2,490,000	$13,340,000	$13,340,000	$2,490,000	706	302	415	2,465
								16,829
Total bonds, notes & other debt instruments								96,478
Short-term securities 6.61%
Money market investments 6.61%
Capital Group Central Cash Fund	—	90,716,090	18,356,305	72,359,784	(22)	28	22,632	7,235,255
Total 10.01%					$(70,249)	$(223,129)	$147,819	$10,953,171
The Income Fund of America — Page 41 of 45

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $389,771,000, which represented .36% of the net assets of the fund. This amount includes $214,913,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Value determined using significant unobservable inputs.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Amount less than one thousand.
[6]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,683,672,000, which represented 4.28% of the net assets of the fund.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $340,258,000, which represented 11.50% of the net assets of the fund.
[9]	Coupon rate may change periodically.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[11]	Step bond; coupon rate may change at a later date.
[12]	Scheduled interest and/or principal payment was not received.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $12,452,000, which represented .01% of the net assets of the fund.
[14]	Index-linked bond whose principal amount moves with a government price index.
[15]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[16]	Purchased on a TBA basis.
[17]	Notional amount is calculated based on the number of contracts and notional contract size.
[18]	Value is calculated based on the notional amount and current market price.
[19]	Unaffiliated issuer at 4/30/2019.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP 6.50% 2021	3/6/2017-2/14/2019	$ 98,478	$ 98,967	3.34%
Blackstone CQP Holdco LP 6.00% 2021	8/9/2017	20,000	20,000.68
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	56,848	24,247.82
Advanz Pharma Corp.	8/31/2018	12,176	17,197.58
Rotech Healthcare Inc.	11/26/2014	19,660	3,259.11
White Star Petroleum Corp., Class A	6/30/2016	4,354	2,279.08
NCI Building Systems, Inc.	11/16/2018	163	42.00
Corporate Risk Holdings Corp.	9/1/2015	—	— [5]	.00
Total private placement securities		$ 211,679	$ 165,991	5.61%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Income Fund of America — Page 42 of 45

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $1,787,059,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $61,273,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The Income Fund of America — Page 43 of 45

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$ 9,564,265	$ —	$ —	$ 9,564,265
Information technology	9,149,692	—	259	9,149,951
Health care	8,503,164	214,913	3,259	8,721,336
Consumer staples	7,217,321	—	—	7,217,321
Industrials	7,145,948	42	—	7,145,990
Real estate	6,612,293	—	—	6,612,293
Energy	6,413,217	11,020	26,526	6,450,763
Consumer discretionary	5,915,559	—	—	5,915,559
Materials	5,146,925	—	—	5,146,925
Utilities	4,270,189	—	—	4,270,189
Communication services	3,234,887	—	5	3,234,892
Preferred securities	222,640	—	—	222,640
Rights & warrants	50	—	794	844
Convertible stocks	352,673	—	23,073	375,746
Convertible bonds	—	10,264	—	10,264
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	11,872,022	44,752	11,916,774
U.S. Treasury bonds & notes	—	10,770,795	—	10,770,795
Mortgage-backed obligations	—	3,320,901	—	3,320,901
Federal agency bonds & notes	—	676,980	—	676,980
Asset-backed obligations	—	138,875	—	138,875
Municipals	—	136,788	—	136,788
Bonds & notes of governments & government agencies outside the U.S.	—	60,797	—	60,797
Short-term securities	7,235,255	1,959,446	—	9,194,701
Total	$80,984,078	$29,172,843	$98,668	$110,255,589
The Income Fund of America — Page 44 of 45

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 5,302	$ —	$ —	$ 5,302
Unrealized appreciation on open forward currency contracts	—	506	—	506
Liabilities:
Unrealized depreciation on futures contracts	(5,594)	—	—	(5,594)
Unrealized depreciation on open forward currency contracts	—	(69)	—	(69)
Total	$ (292)	$437	$—	$145
*	Futures contracts and forward currency contracts are not included in the investment portfolio.

Key to abbreviations and symbol
ADR = American Depositary Receipts
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
G.O. = General Obligation
GBP = British pounds
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SDR = Swedish Depositary Receipts
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
MFGEFPX-006-0619O-S66060	The Income Fund of America — Page 45 of 45